UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05202
BNY Mellon Investment Funds IV, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
10/31/24
ITEM 1 - Reports to Stockholders
BNY Mellon Bond Market Index Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class I – DBIRX
This annual shareholder report contains important information about BNY Mellon Bond Market Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 16	0.15%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2024, the Fund’s Class I shares returned 10.24%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 10.55% for the same period.
What affected the Fund’s performance?
  Easing global inflation, followed by a long-awaited U.S. Federal Reserve rate cut, caused Treasury yields to decline across the yield curve.

  Corporate yield spreads tightened, ending near post-pandemic lows.
  The decrease in Treasury yields contributed most
  to
  performance.

  Also, risk sectors outperformed Treasuries, with corporate bonds and securitized bonds leading the way.
  No sectors detracted from the Fund’s returns, but Treasuries were t he
  lowest-performing sector, returning over 8.4% for the period.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2014 th
r
ough October 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index (the “Index”) on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF
10
/31/24 )
Share Class	1YR	5YR	10YR
Class I	10.24%	-0.41%	1.30%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.

KEY FUND STATISTICS (AS OF 10/3
1
/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 561	2,700	$ 781,795	169.29%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31
/

4 )
Sector Allocation (Based on Net Assets)

Government
47.2%
Mortgage Securities
26.7%
Financial
8.0%
Investment Companies
6.0%
Consumer, Non-cyclical
4.6%
Utilities
2.3%
Communications
2.0%
Technology
2.0%
Industrial
1.8%
Consumer, Cyclical
1.8%
Energy
1.7%
Net Other Assets and Liabilities
-4.1%

Allocation of Holdings (Based on Net Assets)

U.S. Treasury Securities
43.3%
U.S. Government Agencies Mortgage-Backed - Long
26.7%
Corporate Bonds and Notes
26.2%
Investment Companies
6.0%
Foreign Governmental
1.2%
U.S. Government Agencies Collateralized Municipal-Backed
0.8%
U.S. Government Agencies Obligations
0.8%
Commercial Mortgage-Backed
0.8%
Municipal Securities
0.6%
Asset-Backed Securities
0.3%
U.S. Government Agencies Mortgage-Backed - Short
-1.6%
Net Other Assets and Liabilities
-5.1%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
,
Di
stributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0710AR1024

BNY Mellon Bond Market Index Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Investor Shares – DBMIX
This annual shareholder report contains important information about BNY Mellon Bond Market Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares *	$ 42	0.40%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund ’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2024, the Fund’s Investor Shares shares returned 9.97%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 10.55% for the same period.
What affected the Fund’s performance?
  Easing global inflation, followed by a long-awaited U.S. Federal Reserve rate cut, caused Treasury yields to decline across the yield curve.

  Corporate yield spreads tightened, ending near post-pandemic lows.
  The decrease in Treasury yields contributed most to performance.

  Also, risk secto
  rs
  outperformed Treasuries, with corporate bonds and securitized bonds leading the way.
  No sectors detracted from the Fund’s returns, but Treasuries were the lowest-per form
  ing sector, returning over 8.4% for the period.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2014 through October 31, 2024

Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares shares to a hypot he
tical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index (the “Index”) on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Investor Shares	9.97%	-0.65%	1.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit
bny.com/investments/literaturecenter
..
KEY FUND STATIS
TI
CS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 561	2,700	$ 781,795	169.29%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on
Net
Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0310AR1024

BNY Mellon Institutional S&P 500 Stock Index Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class I – DSPIX
This annual shareholder report contains important information about BNY Mellon Institutional S&P 500 Stock Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last
year
?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 24	0.20%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last
year
?
  For the 12-month period ended October 31, 2024, the Fund’s shares returned 37.72%.
  In comparison, the S&P 500
  ®
  Index (the “Index”) returned 38.00% for the same period.
What affected the Fund’s performance?
  Large-cap U.S. stocks generally rose during the period due to moderating inflation, low unemployment and positive corporate outlooks as the U.S. Federal Reserve began to cut interest rates.
  Gains were led by growth-oriented technology-related shares powered by interest in artificial intell ige
  nce developments.
  All sectors produced positive returns, with information technology, communication services and financials outperforming by the greatest margin.
  Relatively weak returns were produced by the energy, health care and consum er
  staples sectors.
  The difference in returns between the fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from
November 1
,
2014
through
October 31, 2024

Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the S&P 500
®
Index (the “Index”) on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETU
R
NS (AS OF
10/31/24
)
Share Class	1YR	5YR	10YR
Class I	37.72%	15.03%	12.78%
S&P 500 ® Index	38.00%	15.27%	13.00%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF
10/31/24
)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,811	505	$ 3,439,078	2.44%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of
10/31/
24
)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
31.5%
Financials
13.3%
Health Care
11.1%
Consumer Discretionary
10.0%
Communication Services
9.0%
Industrials
8.4%
Consumer Staples
5.8%
Energy
3.4%
Utilities
2.5%
Real Estate
2.3%
Materials
2.2%
Net Other Assets and Liabilities
0.5%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/li
tera
turecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0713AR1024

BNY Mellon Tax Managed Growth Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class A – DTMGX
This annual shareholder report contains important information about BNY Mellon Tax Managed Growth Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A *	$ 125	1.12%
*	During the period, fees were waived and/or expenses reimbu rsed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2024, the F
  un
  d’s Class A shares returned 23.84%.
  In comparison, the S&P 500
  ®
  Index (the “Index”) returned 38.00% for the same period.
What affected the Fund’s performance?
  The market gained steadily during the period, driven by earnings growth and valuation expansion as the promise of artificial intelligence drove gains for certain large technology companies.
  Late in the period, disinflation and a cooling labor market provided the impetus for the Federal Reserve to pivot toward monetary easing policies, which prompted a risk-on rally.
  Security selection in the health care sector contributed most to the fund’s relative performance.
  Security selection was the primary driver of underperformance relative to the Index, especially in the information technology, communication services and industrials sectors.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2014 through October 31, 2024

Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the S&P 500
®
Index (the “Index”) on 10/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	16.73%	11.63%	10.06%
without Sales Charge	23.84%	12.97%	10.71%
S&P 500 ® Index	38.00%	15.27%	13.00%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS
O
F 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 141	49	$ 1,205,839	14.92%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on
Net A
ssets)
*
* Excludes money market funds or other short-term securities held for the investment of
cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
35.4%
Financials
16.1%
Health Care
14.1%
Consumer Discretionary
11.7%
Industrials
7.4%
Energy
4.7%
Communication Services
4.4%
Consumer Staples
3.4%
Investment Companies
1.6%
Materials
1.2%
Net Other Assets and Liabilities*
0.0%

*

Amount represents less than .01%.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How has the Fund changed?
  The Board of Directors of BNY Mellon Investment Funds IV, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Company, on behalf of BNY Mellon Tax Managed Growth Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Concentrated Growth ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities (the “Reorganization”). For more information, please refer to prospectus/proxy statement filed November 4, 2024.
This is a summary of certain changes to the Fund since
November 1, 2023
. For more complete information, you may review the Fund’s
current prospectus dated

March 1, 2024
as supplemented on November 4, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its p
ro
spectus, financial information,
po
rtfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0149AR1024

BNY Mellon Tax Managed Growth Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class C – DPTAX
This annual shareholder report contains important information about BNY Mellon Tax Managed Growth Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C *	$ 207	1.86%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2024, the Fund’s Class C sha re
  s returned 22.94%.
  In comparison, the S&P 500
  ®
  Index (the “Index”) returned 38.00% for the same period.
What affected the Fund’s performance?
  The market gained steadily during the period, driven by earnings growth and valuation expansion as the promise of artificial intelligence drove gains for certain large technology companies.
  Late in the period, disinflation and a cooling labor market provided the impetus for the Federal Reserve to pivot toward monetary easing policies, which prompted a risk-on rally.
  Security selection in the health care sector contributed most to the fund’s relative performance.
  Security selection was the primary driver of underperformance relative to the Index, especially in the information technology, communication services and industrials sectors.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2014 through October 31, 2024

Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the S&P 500
®
Index (the “Index”) on 10/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	21.94%	*	12.12%	9.89%
without Deferred Sales Charge	22.94%		12.12%	9.89%
S&P 500 ® Index	38.00%		15.27%	13.00%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which
i
s no guarantee of future results. For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 141	49	$ 1,205,839	14.92%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
*

Amount represents less
th
an .01%.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How has the Fund ch
an
ge
d
?
  The Board of Directors of BNY Mellon Investment Funds IV, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Company, on behalf of BNY Mellon Tax Managed Growth Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Concentrated Growth ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities (the “Reorganization”). For more information, please refer to prospectus/proxy statement filed November 4, 2024.
This is a summary of certain changes to the Fund since
November 1, 2023
. For more complete information, you may review the Fund’s
current prospectus dated

March 1, 2024
as supplemented on November 4, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, fin anc
ial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0169AR1024

BNY Mellon Tax Managed Growth Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class I – DPTRX
This annual shareholder report contains important information about BNY Mellon Tax Managed Growth Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 99	0.88%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2024, the Fund’s Class I shares returned 24.12%.
  In comparison, the S&P 500
  ®
  Index (the “Index”) returned 38.00% for the same period.
What affected the Fund’s performance?
  The market gained steadily during the period, driven by earnings growth and valuation expansion as the promise of artificial intelligence drove gains for certain large technology companies.
  Late in the period, disinflation and a cooling labor market provided the impetus for the Federal Reserve to pivot toward monetary easing policies, which prompted a risk-on rally.
  Security selection in the health care sector contributed most to the fund’s relative performance.
  Security selection was the primary driver of underperformance relative to the Index, especially in the information technology, communication services and industrials sectors.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2014 through October 31, 2024

Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the S&P 500
®
Index (the “Index”) on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Class I	24.12%	13.24%	10.99%
S&P 500® Index	38.00%	15.27%	13.00%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit
bny.com/investments/
literaturecenter
.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 141	49	$ 1,205,839	14.92%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net As
se
ts)
*

Amount represents less than .01%.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How has the Fund changed?
  The Board of Directors of BNY Mellon Investment Funds IV, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Company, on behalf of BNY Mellon Tax Managed Growth Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Concentrated Growth ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities (the “Reorganization”). For more information, please refer to prospectus/proxy statement filed November 4, 2024.
This is a summary of certain changes to the Fund since
November 1, 2023
. For more complete information, you may review the Fund’s
current prospectus dated

March 1, 2024
as supplemented on November 4, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial inf
ormation, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
,
Dist
ributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6109AR1024

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Bradley J. Skapyak, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Skapyak is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $113,100 in 2023 and $115,600 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $16,600 in 2023 and $17,200 in 2024. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 in 2023 and $0 in 2024. These services consisted of U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2023 and $0 in 2024.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $4,074,591 in 2023 and $5,102,266 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Bond Market Index Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2024

Class	Ticker
I	DBIRX
Investor	DBMIX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Bond Market Index Fund
Statement of Investments
October 31, 2024

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7%
Aerospace & Defense — .5%
GE Capital International Funding Co., Gtd. Notes	4.42	11/15/2035	100,000	94,280
General Dynamics Corp., Gtd. Notes	4.25	4/1/2050	150,000	129,135
General Electric Co., Sr. Unscd. Notes	4.35	5/1/2050	200,000	173,902
HEICO Corp., Gtd. Notes	5.35	8/1/2033	100,000	100,893
L3Harris Technologies, Inc., Sr. Unscd. Notes	5.05	4/27/2045	200,000	188,279
Lockheed Martin Corp., Sr. Unscd. Notes	3.55	1/15/2026	117,000	115,585
Lockheed Martin Corp., Sr. Unscd. Notes	4.07	12/15/2042	250,000	214,759
Northrop Grumman Corp., Sr. Unscd. Notes	4.03	10/15/2047	160,000	130,301
Northrop Grumman Corp., Sr. Unscd. Notes	4.70	3/15/2033	100,000	98,276
RTX Corp., Sr. Unscd. Notes	3.13	5/4/2027	110,000	106,065
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	210,000	205,443
RTX Corp., Sr. Unscd. Notes	4.63	11/16/2048	105,000	92,752
RTX Corp., Sr. Unscd. Notes	6.10	3/15/2034	75,000	80,378
RTX Corp., Sr. Unscd. Notes	6.40	3/15/2054	75,000	84,482
RTX Corp., Sr. Unscd. Notes	7.20	8/15/2027	150,000	160,458
The Boeing Company, Sr. Unscd. Notes	2.95	2/1/2030	125,000	110,715
The Boeing Company, Sr. Unscd. Notes	3.50	3/1/2039	200,000	149,706
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	125,000	87,083
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	250,000	246,855
The Boeing Company, Sr. Unscd. Notes	5.93	5/1/2060	200,000	186,575
				2,755,922
Agriculture — .4%
Altria Group, Inc., Gtd. Notes	3.40	2/4/2041	80,000	59,620
Altria Group, Inc., Gtd. Notes	3.70	2/4/2051	200,000	140,753
Altria Group, Inc., Gtd. Notes	4.80	2/14/2029	150,000	149,081
Archer-Daniels-Midland Co., Sr. Unscd. Notes	2.50	8/11/2026	350,000	337,721
BAT Capital Corp., Gtd. Notes	3.56	8/15/2027	43,000	41,712
BAT Capital Corp., Gtd. Notes	4.39	8/15/2037	180,000	156,981
BAT Capital Corp., Gtd. Notes	5.65	3/16/2052	200,000	185,674
BAT International Finance PLC, Gtd. Notes	1.67	3/25/2026	200,000	191,547
Bunge Ltd. Finance Corp., Gtd. Notes	4.20	9/17/2029	300,000	292,252
Philip Morris International, Inc., Sr. Unscd. Notes	4.50	3/20/2042	150,000	132,633
Philip Morris International, Inc., Sr. Unscd. Notes	4.75	2/12/2027	100,000	100,396
Philip Morris International, Inc., Sr. Unscd. Notes	5.13	11/17/2027	150,000	152,121
Reynolds American, Inc., Gtd. Notes	5.70	8/15/2035	100,000	101,001
				2,041,492
Airlines — .1%
American Airlines Group, Inc. Pass-Through Trust, Ser. 2016-1, Cl. AA	3.58	1/15/2028	337,579	325,736
JetBlue Airways Corp. Pass-Through Trust, Ser. 2019-1, Cl. AA	2.75	5/15/2032	237,816	209,164
Southwest Airlines Co., Sr. Unscd. Notes	5.13	6/15/2027	125,000	126,012
				660,912
Asset-Backed Certificates — .0%
Verizon Master Trust, Ser. 2022-6, Cl. A	3.67	1/22/2029	200,000	198,558
Asset-Backed Certificates/Auto Receivables — .2%
Capital One Prime Auto Receivables Trust, Ser. 2021-1, Cl. A4	1.04	4/15/2027	100,000	97,161
CarMax Auto Owner Trust, Ser. 2023-4, Cl. A3	6.00	7/17/2028	200,000	204,210
GM Financial Automobile Leasing Trust, Ser. 2024-2, Cl. A3	5.39	7/20/2027	150,000	151,762

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Asset-Backed Certificates/Auto Receivables — .2% (continued)
GM Financial Consumer Automobile Receivables Trust, Ser. 2023-1, Cl. A3	4.66	2/16/2028	200,000	200,111
Hyundai Auto Receivables Trust, Ser. 2023-C, Cl. A3	5.54	10/16/2028	325,000	330,466
Hyundai Auto Receivables Trust, Ser. 2024-B, Cl. A3	4.84	3/15/2029	100,000	100,700
Nissan Auto Receivables Owner Trust, Ser. 2024-A, Cl. A3	5.28	12/15/2028	100,000	101,346
Toyota Auto Receivables Owner Trust, Ser. 2022-C, Cl. A4	3.77	2/15/2028	100,000	98,686
				1,284,442
Asset-Backed Certificates/Credit Cards — .1%
American Express Credit Account Master Trust, Ser. 2023-2, Cl. A	4.80	5/15/2030	250,000	252,289
Capital One Multi-Asset Execution Trust, Ser. 2021-A2, Cl. A2	1.39	7/15/2030	300,000	268,330
Citibank Credit Card Issuance Trust, Ser. 2023-A1, Cl. A1	5.23	12/8/2027	147,000	148,006
				668,625
Automobiles & Components — .8%
American Honda Finance Corp., Sr. Unscd. Notes	4.40	10/5/2026	200,000	199,624
American Honda Finance Corp., Sr. Unscd. Notes	4.60	4/17/2030	100,000	99,061
American Honda Finance Corp., Sr. Unscd. Notes	5.13	7/7/2028	100,000	101,491
American Honda Finance Corp., Sr. Unscd. Notes	5.65	11/15/2028	100,000	103,462
Aptiv PLC/Aptiv Global Financing DAC, Gtd. Notes	5.75	9/13/2054	200,000	183,599
Cummins, Inc., Sr. Unscd. Notes	2.60	9/1/2050	100,000	61,964
Cummins, Inc., Sr. Unscd. Notes	4.90	2/20/2029	100,000	101,227
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.95	5/28/2027	400,000	395,609
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.13	11/5/2026	200,000	199,165
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.80	11/7/2028	200,000	207,904
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	200,000	211,216
General Motors Co., Sr. Unscd. Notes	4.20	10/1/2027	180,000	176,646
General Motors Co., Sr. Unscd. Notes	5.20	4/1/2045	190,000	169,830
General Motors Financial Co., Inc., Sr. Unscd. Notes	1.25	1/8/2026	200,000	191,695
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	100,000	84,204
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	4/10/2028	300,000	275,054
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.70	6/10/2031	30,000	25,520
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.40	5/8/2027	100,000	101,126
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.80	1/7/2029	100,000	102,410
General Motors Financial Co., Inc., Sr. Unscd. Notes(a)	5.85	4/6/2030	100,000	102,598
Magna International, Inc., Sr. Unscd. Notes	2.45	6/15/2030	200,000	175,551
Mercedes-Benz Finance North America LLC, Gtd. Notes	8.50	1/18/2031	200,000	236,882
PACCAR Financial Corp., Sr. Unscd. Notes	5.05	8/10/2026	200,000	202,396
Toyota Motor Corp., Sr. Unscd. Bonds	3.67	7/20/2028	200,000	195,434
Toyota Motor Corp., Sr. Unscd. Notes(a)	5.12	7/13/2033	100,000	103,848
Toyota Motor Credit Corp., Sr. Unscd. Notes	1.65	1/10/2031	150,000	125,138
Toyota Motor Credit Corp., Sr. Unscd. Notes	4.63	1/12/2028	200,000	200,700
				4,333,354
Banks — 5.4%
Banco Santander SA, Sr. Notes	3.80	2/23/2028	400,000	385,722
Bank of America Corp., Sr. Unscd. Notes	1.90	7/23/2031	200,000	169,114
Bank of America Corp., Sr. Unscd. Notes	1.92	10/24/2031	250,000	209,599
Bank of America Corp., Sr. Unscd. Notes	2.30	7/21/2032	260,000	218,491
Bank of America Corp., Sr. Unscd. Notes	2.50	2/13/2031	270,000	238,803
Bank of America Corp., Sr. Unscd. Notes	2.57	10/20/2032	125,000	106,322
Bank of America Corp., Sr. Unscd. Notes	2.68	6/19/2041	145,000	103,730

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Banks — 5.4% (continued)
Bank of America Corp., Sr. Unscd. Notes	2.83	10/24/2051	250,000	162,883
Bank of America Corp., Sr. Unscd. Notes(a)	2.97	7/21/2052	85,000	57,175
Bank of America Corp., Sr. Unscd. Notes	2.97	2/4/2033	120,000	104,138
Bank of America Corp., Sr. Unscd. Notes	3.19	7/23/2030	130,000	120,310
Bank of America Corp., Sr. Unscd. Notes	4.27	7/23/2029	180,000	176,172
Bank of America Corp., Sr. Unscd. Notes(a)	5.00	1/21/2044	250,000	240,781
Bank of America Corp., Sr. Unscd. Notes	5.08	1/20/2027	200,000	200,551
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	100,000	101,523
Bank of America Corp., Sr. Unscd. Notes	5.87	9/15/2034	150,000	156,388
Bank of America Corp., Sr. Unscd. Notes	6.20	11/10/2028	300,000	312,009
Bank of America Corp., Sr. Unscd. Notes, Ser. N	3.48	3/13/2052	50,000	37,151
Bank of America Corp., Sub. Notes	3.85	3/8/2037	200,000	179,313
Bank of America Corp., Sub. Notes, Ser. L	4.18	11/25/2027	250,000	245,579
Bank of Montreal, Sr. Unscd. Notes	0.95	1/22/2027	300,000	286,096
Bank of Montreal, Sr. Unscd. Notes	5.27	12/11/2026	100,000	101,400
BankUnited, Inc., Sub. Notes	5.13	6/11/2030	90,000	86,705
Barclays PLC, Sr. Unscd. Notes	4.34	1/10/2028	200,000	196,157
Barclays PLC, Sr. Unscd. Notes	4.38	1/12/2026	200,000	198,818
Barclays PLC, Sr. Unscd. Notes	5.25	8/17/2045	300,000	291,408
Barclays PLC, Sr. Unscd. Notes	5.83	5/9/2027	200,000	202,454
Barclays PLC, Sr. Unscd. Notes	6.22	5/9/2034	200,000	209,435
Citigroup, Inc., Sr. Unscd. Notes	3.67	7/24/2028	500,000	484,760
Citigroup, Inc., Sr. Unscd. Notes	3.88	1/24/2039	60,000	51,034
Citigroup, Inc., Sr. Unscd. Notes	4.08	4/23/2029	100,000	97,323
Citigroup, Inc., Sr. Unscd. Notes	4.28	4/24/2048	200,000	169,040
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/23/2048	150,000	134,293
Citigroup, Inc., Sr. Unscd. Notes	4.91	5/24/2033	70,000	68,547
Citigroup, Inc., Sr. Unscd. Notes	6.27	11/17/2033	300,000	319,594
Citigroup, Inc., Sr. Unscd. Notes	6.63	1/15/2028	100,000	105,489
Citigroup, Inc., Sub. Notes	5.83	2/13/2035	100,000	100,909
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	100,000	102,150
Cooperatieve Rabobank UA, Gtd. Notes	5.25	8/4/2045	250,000	247,701
Deutsche Bank AG, Sr. Notes	2.13	11/24/2026	200,000	193,793
Deutsche Bank AG, Sub. Notes	7.08	2/10/2034	200,000	209,894
Discover Bank, Sr. Unscd. Notes	4.25	3/13/2026	400,000	397,370
Fifth Third Bancorp, Sr. Unscd. Notes	2.55	5/5/2027	200,000	189,905
Goldman Sachs Bank USA, Sr. Unscd. Notes	5.41	5/21/2027	200,000	201,950
Goldman Sachs Capital I, Ltd. Gtd. Notes	6.35	2/15/2034	100,000	104,710
HSBC Holdings PLC, Sr. Unscd. Notes	4.95	3/31/2030	400,000	400,426
HSBC Holdings PLC, Sr. Unscd. Notes	5.40	8/11/2033	300,000	302,508
HSBC Holdings PLC, Sub. Notes	7.40	11/13/2034	250,000	279,075
JPMorgan Chase & Co., Sr. Unscd. Notes	1.05	11/19/2026	150,000	144,096
JPMorgan Chase & Co., Sr. Unscd. Notes	1.58	4/22/2027	300,000	286,317
JPMorgan Chase & Co., Sr. Unscd. Notes	1.76	11/19/2031	75,000	62,583
JPMorgan Chase & Co., Sr. Unscd. Notes	2.52	4/22/2031	390,000	344,921
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	80,000	55,964
JPMorgan Chase & Co., Sr. Unscd. Notes(a)	2.58	4/22/2032	300,000	260,049
JPMorgan Chase & Co., Sr. Unscd. Notes	2.96	1/25/2033	110,000	96,101

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Banks — 5.4% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	3.30	4/1/2026	500,000	491,409
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	105,000	85,096
JPMorgan Chase & Co., Sr. Unscd. Notes	4.01	10/22/2035	400,000	392,221
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	200,000	171,848
JPMorgan Chase & Co., Sr. Unscd. Notes	4.49	3/24/2031	300,000	293,956
JPMorgan Chase & Co., Sr. Unscd. Notes	4.60	10/22/2030	100,000	98,649
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	7/25/2028	200,000	200,315
JPMorgan Chase & Co., Sr. Unscd. Notes	5.01	1/23/2030	100,000	100,417
JPMorgan Chase & Co., Sr. Unscd. Notes	5.04	1/23/2028	100,000	100,549
JPMorgan Chase & Co., Sr. Unscd. Notes	5.29	7/22/2035	200,000	201,194
JPMorgan Chase & Co., Sr. Unscd. Notes	5.34	1/23/2035	100,000	100,898
JPMorgan Chase & Co., Sr. Unscd. Notes	5.77	4/22/2035	65,000	67,672
JPMorgan Chase Bank NA, Sr. Unscd. Notes	5.11	12/8/2026	250,000	252,970
KeyBank NA, Sub. Notes	6.95	2/1/2028	100,000	104,598
KeyCorp, Sr. Unscd. Notes	6.40	3/6/2035	200,000	211,140
KfW, Govt. Gtd. Notes	0.63	1/22/2026	250,000	239,078
KfW, Govt. Gtd. Notes	3.63	4/1/2026	100,000	99,121
KfW, Govt. Gtd. Notes	3.75	2/15/2028	105,000	103,771
KfW, Govt. Gtd. Notes(a)	4.13	7/15/2033	200,000	197,471
KfW, Govt. Gtd. Notes	4.38	3/1/2027	200,000	200,991
KfW, Govt. Gtd. Notes	5.00	3/16/2026	200,000	201,884
Lloyds Banking Group PLC, Sr. Unscd. Notes(a)	4.55	8/16/2028	300,000	296,792
Lloyds Banking Group PLC, Sr. Unscd. Notes	4.98	8/11/2033	300,000	292,603
M&T Bank Corp., Sr. Unscd. Notes	4.55	8/16/2028	200,000	197,758
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	2.05	7/17/2030	200,000	172,145
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.29	7/26/2038	200,000	185,904
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.24	4/19/2029	200,000	203,421
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes(a)	5.35	9/13/2028	300,000	305,284
Mizuho Financial Group, Inc., Sr. Unscd. Notes	2.20	7/10/2031	200,000	171,891
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.67	5/27/2029	300,000	307,780
Morgan Stanley, Sr. Unscd. Notes	1.51	7/20/2027	140,000	132,503
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	300,000	286,079
Morgan Stanley, Sr. Unscd. Notes	1.79	2/13/2032	375,000	309,199
Morgan Stanley, Sr. Unscd. Notes	2.24	7/21/2032	155,000	129,742
Morgan Stanley, Sr. Unscd. Notes	2.51	10/20/2032	95,000	80,611
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	175,000	156,626
Morgan Stanley, Sr. Unscd. Notes	2.94	1/21/2033	85,000	73,872
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	180,000	174,198
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	250,000	219,045
Morgan Stanley, Sr. Unscd. Notes	5.12	2/1/2029	200,000	201,649
Morgan Stanley, Sr. Unscd. Notes	5.42	7/21/2034	100,000	101,066
Morgan Stanley, Sr. Unscd. Notes	5.47	1/18/2035	100,000	101,341
Morgan Stanley, Sr. Unscd. Notes	6.34	10/18/2033	100,000	107,658
Morgan Stanley, Sr. Unscd. Notes	7.25	4/1/2032	300,000	344,419
Morgan Stanley, Sub. Notes	3.95	4/23/2027	250,000	245,424
Morgan Stanley, Sub. Notes	5.95	1/19/2038	100,000	101,889
National Australia Bank Ltd., Sr. Unscd. Notes	2.50	7/12/2026	250,000	242,412
National Bank of Canada, Gtd. Notes(a)	5.60	12/18/2028	250,000	256,871

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Banks — 5.4% (continued)
NatWest Group PLC, Sr. Unscd. Notes	4.80	4/5/2026	300,000	300,049
NatWest Group PLC, Sr. Unscd. Notes	4.96	8/15/2030	200,000	198,718
NatWest Group PLC, Sr. Unscd. Notes	7.47	11/10/2026	300,000	307,203
Royal Bank of Canada, Sr. Unscd. Notes	4.51	10/18/2027	200,000	199,386
Royal Bank of Canada, Sr. Unscd. Notes(a)	4.88	1/12/2026	250,000	251,050
Royal Bank of Canada, Sr. Unscd. Notes	5.15	2/1/2034	100,000	100,656
State Street Corp., Sr. Unscd. Notes	3.15	3/30/2031	300,000	276,555
State Street Corp., Sr. Unscd. Notes	5.27	8/3/2026	100,000	101,261
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	3.45	1/11/2027	160,000	156,179
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.52	1/13/2028	200,000	204,558
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.56	7/9/2034	200,000	205,953
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.78	7/13/2033	200,000	209,566
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.80	7/13/2028	200,000	206,636
Sumitomo Mitsui Financial Group, Inc., Sub. Notes(a)	6.18	7/13/2043	100,000	109,885
Synovus Bank/Columbus GA, Sr. Unscd. Notes	5.63	2/15/2028	250,000	248,715
The Bank of Nova Scotia, Sr. Unscd. Notes	1.30	9/15/2026	300,000	282,404
The Bank of Nova Scotia, Sr. Unscd. Notes(a)	4.74	11/10/2032	200,000	195,161
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.43	3/9/2027	150,000	143,295
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.54	9/10/2027	140,000	131,915
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.95	10/21/2027	130,000	122,947
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.38	7/21/2032	170,000	143,352
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.62	4/22/2032	300,000	258,343
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.64	2/24/2028	100,000	95,296
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.65	10/21/2032	120,000	102,373
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.10	2/24/2033	130,000	113,558
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.21	4/22/2042	300,000	226,763
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.44	2/24/2043	65,000	50,291
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	150,000	144,640
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.22	5/1/2029	200,000	195,489
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.33	7/23/2035	200,000	199,850
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	100,000	109,784
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	3.45	4/23/2029	200,000	190,061
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.35	12/2/2028	300,000	304,909
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.68	1/22/2035	100,000	102,771
The Toronto-Dominion Bank, Sr. Unscd. Notes	0.75	1/6/2026	300,000	286,288
Truist Financial Corp., Sr. Unscd. Notes	1.95	6/5/2030	200,000	171,087
U.S. Bancorp, Sr. Unscd. Notes(a)	1.38	7/22/2030	200,000	165,927
U.S. Bancorp, Sr. Unscd. Notes	4.84	2/1/2034	200,000	193,657
U.S. Bancorp, Sr. Unscd. Notes	5.68	1/23/2035	100,000	102,541
Wells Fargo & Co., Sr. Unscd. Notes	2.57	2/11/2031	545,000	483,613
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	135,000	131,711
Wells Fargo & Co., Sr. Unscd. Notes(a)	5.50	1/23/2035	100,000	101,460
Wells Fargo & Co., Sr. Unscd. Notes	5.56	7/25/2034	100,000	101,727
Wells Fargo & Co., Sub. Notes	4.10	6/3/2026	500,000	494,709
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	500,000	493,516
Wells Fargo & Co., Sub. Notes	4.65	11/4/2044	250,000	217,757
Wells Fargo Bank NA, Sr. Unscd. Notes	5.25	12/11/2026	250,000	253,743
Wells Fargo Bank NA, Sr. Unscd. Notes	5.45	8/7/2026	250,000	253,835

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Banks — 5.4% (continued)
Westpac Banking Corp., Sr. Unscd. Notes(a)	2.85	5/13/2026	200,000	195,492
Westpac Banking Corp., Sr. Unscd. Notes	5.05	4/16/2029	200,000	203,663
Westpac Banking Corp., Sr. Unscd. Notes	5.46	11/18/2027	200,000	205,456
Westpac Banking Corp., Sub. Notes	2.96	11/16/2040	200,000	146,007
Westpac Banking Corp., Sub. Notes	6.82	11/17/2033	250,000	276,509
				30,490,429
Beverage Products — .4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	290,000	279,610
Anheuser-Busch InBev Worldwide Inc., Gtd. Notes	5.00	6/15/2034	100,000	100,556
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	3.50	6/1/2030	100,000	94,266
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.60	4/15/2048	250,000	227,148
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.45	1/23/2039	120,000	122,150
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(a)	5.80	1/23/2059	150,000	158,840
Constellation Brands, Inc., Sr. Unscd. Notes	2.88	5/1/2030	200,000	180,123
Diageo Capital PLC, Gtd. Notes	5.63	10/5/2033	200,000	208,610
Keurig Dr. Pepper, Inc., Gtd. Notes(a)	4.50	4/15/2052	100,000	85,846
Molson Coors Beverage Co., Gtd. Notes	4.20	7/15/2046	150,000	122,953
PepsiCo, Inc., Sr. Unscd. Notes	2.63	7/29/2029	200,000	184,153
PepsiCo, Inc., Sr. Unscd. Notes	2.75	10/21/2051	40,000	25,937
PepsiCo, Inc., Sr. Unscd. Notes	4.55	2/13/2026	300,000	300,724
The Coca-Cola Company, Sr. Unscd. Notes	2.88	5/5/2041	150,000	112,778
The Coca-Cola Company, Sr. Unscd. Notes	5.20	1/14/2055	200,000	199,220
				2,402,914
Building Materials — .1%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	34,000	32,516
Carrier Global Corp., Sr. Unscd. Notes	6.20	3/15/2054	50,000	54,967
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, Sr. Unscd. Notes	4.90	12/1/2032	200,000	199,193
Owens Corning, Sr. Unscd. Notes	7.00	12/1/2036	69,000	78,456
				365,132
Chemicals — .4%
Celanese US Holdings LLC, Gtd. Notes	6.17	7/15/2027	200,000	204,619
Celanese US Holdings LLC, Gtd. Notes(a)	6.70	11/15/2033	100,000	106,382
DuPont de Nemours, Inc., Sr. Unscd. Notes	4.73	11/15/2028	100,000	100,203
DuPont de Nemours, Inc., Sr. Unscd. Notes	5.42	11/15/2048	125,000	131,239
Ecolab, Inc., Sr. Unscd. Notes	1.30	1/30/2031	150,000	122,850
Ecolab, Inc., Sr. Unscd. Notes	2.13	8/15/2050	175,000	99,100
NewMarket Corp., Sr. Unscd. Notes	2.70	3/18/2031	200,000	172,978
Nutrien Ltd., Sr. Unscd. Notes	5.25	1/15/2045	191,000	181,342
The Dow Chemical Company, Sr. Unscd. Notes	3.60	11/15/2050	200,000	144,122
The Dow Chemical Company, Sr. Unscd. Notes(a)	6.30	3/15/2033	200,000	215,519
The Mosaic Company, Sr. Unscd. Notes	5.38	11/15/2028	100,000	101,799
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	100,000	86,441
The Sherwin-Williams Company, Sr. Unscd. Notes	4.55	3/1/2028	200,000	199,560
Westlake Corp., Sr. Unscd. Notes	3.38	8/15/2061	200,000	125,489
				1,991,643

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Commercial & Professional Services — .3%
Duke University, Unscd. Bonds, Ser. 2020	2.76	10/1/2050	100,000	66,594
Equifax, Inc., Sr. Unscd. Notes	5.10	12/15/2027	200,000	201,900
Global Payments, Inc., Sr. Unscd. Notes	4.80	4/1/2026	300,000	299,474
Moody’s Corp., Sr. Unscd. Notes(a)	2.00	8/19/2031	200,000	167,749
PayPal Holdings, Inc., Sr. Unscd. Notes(a)	2.85	10/1/2029	95,000	87,478
President & Fellows of Harvard College, Unscd. Notes	3.15	7/15/2046	250,000	186,798
S&P Global, Inc., Gtd. Notes	2.30	8/15/2060	100,000	52,895
S&P Global, Inc., Gtd. Notes	2.70	3/1/2029	50,000	46,219
The Georgetown University, Sr. Unscd. Notes	5.12	4/1/2053	100,000	98,618
The Leland Stanford Junior University, Unscd. Bonds	3.65	5/1/2048	105,000	85,426
The Washington University, Sr. Unscd. Bonds, Ser. 2022	3.52	4/15/2054	100,000	76,882
University of Southern California, Sr. Unscd. Notes(a)	5.25	10/1/2111	40,000	39,570
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	100,000	81,692
				1,491,295
Commercial Mortgage Pass-Through Certificates — .8%
Bank, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	400,000	358,578
Bank, Ser. 2020-BN27, Cl. AS	2.55	4/15/2063	150,000	125,004
BBCMS Mortgage Trust, Ser. 2020-C7, Cl. AS	2.44	4/15/2053	200,000	170,515
BBCMS Mortgage Trust, Ser. 2022-C15, Cl. A5	3.66	4/15/2055	300,000	271,501
Benchmark Mortgage Trust, Ser. 2019-B10, Cl. A4	3.72	3/15/2062	300,000	284,984
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. AS	2.91	9/15/2043	500,000	367,662
Benchmark Mortgage Trust, Ser. 2022-B35, Cl. A5	4.44	5/15/2055	150,000	141,435
CFCRE Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.57	6/15/2050	250,000	239,221
Commercial Mortgage Trust, Ser. 2016-CR28, Cl. A4	3.76	2/10/2049	535,000	527,273
GS Mortgage Securities Trust, Ser. 2019-GC42, Cl. A4	3.00	9/10/2052	250,000	226,426
GS Mortgage Securities Trust, Ser. 2020-GC45, Cl. AS	3.17	2/13/2053	200,000	177,661
SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Cl. A4	3.06	10/10/2048	300,000	287,975
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A5	4.30	8/15/2051	500,000	486,015
Wells Fargo Commercial Mortgage Trust, Ser. 2018-C44, Cl. A5	4.21	5/15/2051	600,000	582,102
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C50, Cl. ASB	3.64	5/15/2052	181,560	178,614
				4,424,966
Consumer Discretionary — .2%
D.R. Horton, Inc., Gtd. Notes	5.00	10/15/2034	200,000	195,926
Las Vegas Sands Corp., Sr. Unscd. Notes	3.50	8/18/2026	100,000	97,353
Marriott International, Inc., Sr. Unscd. Notes	4.80	3/15/2030	200,000	198,736
Marriott International, Inc., Sr. Unscd. Notes	5.00	10/15/2027	200,000	202,082
Warnermedia Holdings, Inc., Gtd. Notes(a)	4.28	3/15/2032	100,000	87,668
Warnermedia Holdings, Inc., Gtd. Notes	5.14	3/15/2052	100,000	75,370
Warnermedia Holdings, Inc., Gtd. Notes	5.39	3/15/2062	100,000	74,853
				931,988
Consumer Durables & Apparel — .1%
NIKE, Inc., Sr. Unscd. Notes	3.38	3/27/2050	100,000	73,623
Ralph Lauren Corp., Sr. Unscd. Notes	2.95	6/15/2030	200,000	182,234
Tapestry, Inc., Sr. Unscd. Notes	7.05	11/27/2025	200,000	203,096
				458,953
Consumer Staples — .2%
Church & Dwight Co., Inc., Sr. Unscd. Notes	3.95	8/1/2047	150,000	119,915
Colgate-Palmolive Co., Sr. Unscd. Notes	3.70	8/1/2047	100,000	80,483

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Consumer Staples — .2% (continued)
Haleon US Capital LLC, Gtd. Notes	3.63	3/24/2032	250,000	229,108
Kenvue, Inc., Gtd. Notes	5.20	3/22/2063	100,000	97,352
The Estee Lauder Companies, Inc., Sr. Unscd. Notes(a)	2.60	4/15/2030	150,000	134,841
The Procter & Gamble Company, Sr. Unscd. Notes(a)	1.00	4/23/2026	100,000	95,567
The Procter & Gamble Company, Sr. Unscd. Notes	1.95	4/23/2031	200,000	173,706
Unilever Capital Corp., Gtd. Notes	1.38	9/14/2030	150,000	125,068
				1,056,040
Diversified Financials — .8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	299,000	263,009
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	4.63	9/10/2029	200,000	196,398
Ally Financial, Inc., Sr. Unscd. Notes	6.85	1/3/2030	100,000	103,981
American Express Co., Sr. Unscd. Notes	3.30	5/3/2027	300,000	290,869
Apollo Global Management Inc., Gtd. Notes	5.80	5/21/2054	200,000	205,263
BlackRock Funding Inc., Gtd. Notes	5.00	3/14/2034	100,000	100,697
Blackstone Secured Lending Fund, Sr. Unscd. Notes	3.63	1/15/2026	150,000	146,676
Blue Owl Capital Corp., Sr. Unscd. Notes	3.40	7/15/2026	200,000	192,773
Blue Owl Capital Corp. II, Sr. Unscd. Notes	8.45	11/15/2026	150,000	156,241
Capital One Financial Corp., Sr. Unscd. Notes	3.27	3/1/2030	200,000	185,515
Capital One Financial Corp., Sub. Notes	3.75	7/28/2026	450,000	440,443
FS KKR Capital Corp., Sr. Unscd. Notes	3.40	1/15/2026	200,000	194,681
Golub Capital BDC Inc., Sr. Unscd. Notes	7.05	12/5/2028	100,000	104,025
Intercontinental Exchange, Inc., Sr. Unscd. Notes	2.65	9/15/2040	75,000	53,871
Intercontinental Exchange, Inc., Sr. Unscd. Notes	3.00	6/15/2050	200,000	133,842
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.60	3/15/2033	50,000	48,679
Intercontinental Exchange, Inc., Sr. Unscd. Notes	5.20	6/15/2062	65,000	62,983
Jefferies Financial Group, Inc., Sr. Unscd. Debs.	6.45	6/8/2027	35,000	36,351
Lazard Group LLC, Sr. Unscd. Notes	6.00	3/15/2031	100,000	104,131
Legg Mason, Inc., Gtd. Notes(a)	5.63	1/15/2044	100,000	100,471
Mastercard, Inc., Sr. Unscd. Notes	3.35	3/26/2030	200,000	188,093
Mastercard, Inc., Sr. Unscd. Notes(a)	3.85	3/26/2050	100,000	80,695
Nasdaq, Inc., Sr. Unscd. Notes	3.95	3/7/2052	200,000	153,663
Nomura Holdings, Inc., Sr. Unscd. Notes	2.17	7/14/2028	300,000	270,438
Oaktree Specialty Lending Corp., Sr. Unscd. Notes	7.10	2/15/2029	100,000	103,466
Prospect Capital Corp., Sr. Unscd. Notes(a)	3.36	11/15/2026	300,000	281,473
Sixth Street Specialty Lending, Inc., Sr. Unscd. Notes	6.95	8/14/2028	100,000	103,910
Synchrony Financial, Sr. Unscd. Notes	2.88	10/28/2031	100,000	83,484
The Charles Schwab Corp., Sr. Unscd. Notes	2.90	3/3/2032	200,000	175,371
TPG Operating Group II LP, Gtd. Notes	5.88	3/5/2034	100,000	103,730
Visa, Inc., Sr. Unscd. Notes	2.00	8/15/2050	140,000	80,035
Visa, Inc., Sr. Unscd. Notes	3.65	9/15/2047	55,000	43,791
				4,789,048
Educational Services — .0%
California Institute of Technology, Unscd. Bonds	4.32	8/1/2045	110,000	98,491
Electronic Components — .1%
Honeywell International, Inc., Sr. Unscd. Notes	1.10	3/1/2027	200,000	185,891
Jabil, Inc., Sr. Unscd. Notes	3.00	1/15/2031	200,000	176,520
Jabil, Inc., Sr. Unscd. Notes	5.45	2/1/2029	100,000	101,234
				463,645

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Energy — 1.7%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., Sr. Unscd. Notes	4.49	5/1/2030	200,000	196,966
BP Capital Markets America, Inc., Gtd. Notes	3.94	9/21/2028	300,000	292,095
BP Capital Markets America, Inc., Gtd. Notes	4.23	11/6/2028	100,000	98,518
BP Capital Markets America, Inc., Gtd. Notes	4.81	2/13/2033	100,000	97,982
Canadian Natural Resources Ltd., Sr. Unscd. Notes	6.25	3/15/2038	200,000	208,076
Cenovus Energy, Inc., Sr. Unscd. Notes	6.75	11/15/2039	34,000	37,096
Chevron Corp., Sr. Unscd. Notes	3.08	5/11/2050	150,000	104,696
ConocoPhillips Co., Gtd. Notes	5.05	9/15/2033	100,000	100,466
ConocoPhillips Co., Gtd. Notes	5.70	9/15/2063	100,000	101,015
ConocoPhillips Co., Sr. Unscd. Notes	6.95	4/15/2029	125,000	137,064
Devon Energy Corp., Sr. Unscd. Notes	5.85	12/15/2025	71,000	71,583
Diamondback Energy, Inc., Gtd. Notes	5.15	1/30/2030	200,000	201,261
Diamondback Energy, Inc., Gtd. Notes	5.90	4/18/2064	200,000	193,896
Enbridge, Inc., Gtd. Notes	4.25	12/1/2026	250,000	247,950
Enbridge, Inc., Gtd. Notes	6.70	11/15/2053	150,000	167,955
Energy Transfer LP, Gtd. Notes	5.00	5/15/2044	100,000	88,003
Energy Transfer LP, Sr. Unscd. Notes	3.75	5/15/2030	200,000	186,623
Energy Transfer LP, Sr. Unscd. Notes	4.95	1/15/2043	200,000	176,048
Energy Transfer LP, Sr. Unscd. Notes	6.10	12/1/2028	100,000	104,351
Energy Transfer LP, Sr. Unscd. Notes	6.25	4/15/2049	95,000	96,612
Energy Transfer LP, Sr. Unscd. Notes	6.55	12/1/2033	100,000	107,324
Enterprise Products Operating LLC, Gtd. Notes	3.70	2/15/2026	200,000	198,272
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	95,000	71,047
Enterprise Products Operating LLC, Gtd. Notes	4.25	2/15/2048	75,000	62,344
Enterprise Products Operating LLC, Gtd. Notes	4.90	5/15/2046	200,000	183,162
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	200,000	204,352
EOG Resources, Inc., Sr. Unscd. Notes	3.90	4/1/2035	200,000	181,364
Equinor ASA, Gtd. Notes	3.63	4/6/2040	200,000	165,402
Exxon Mobil Corp., Sr. Unscd. Notes	3.10	8/16/2049	230,000	160,173
Halliburton Co., Sr. Unscd. Notes	3.80	11/15/2025	167,000	165,292
Halliburton Co., Sr. Unscd. Notes	7.45	9/15/2039	200,000	236,772
Hess Corp., Sr. Unscd. Notes	5.60	2/15/2041	150,000	150,672
Kinder Morgan, Inc., Gtd. Notes(a)	3.60	2/15/2051	200,000	139,073
Kinder Morgan, Inc., Gtd. Notes	5.00	2/1/2029	400,000	400,568
Marathon Oil Corp., Sr. Unscd. Notes	6.60	10/1/2037	150,000	165,129
Marathon Petroleum Corp., Sr. Unscd. Notes	4.75	9/15/2044	150,000	128,150
MPLX LP, Sr. Unscd. Notes	5.00	3/1/2033	100,000	97,325
Occidental Petroleum Corp., Sr. Unscd. Notes	4.40	4/15/2046	200,000	153,801
ONEOK Partners LP, Gtd. Notes	6.85	10/15/2037	60,000	66,162
ONEOK, Inc., Gtd. Notes	5.05	11/1/2034	100,000	97,066
ONEOK, Inc., Gtd. Notes	5.55	11/1/2026	100,000	101,395
ONEOK, Inc., Gtd. Notes	5.80	11/1/2030	100,000	103,828
ONEOK, Inc., Gtd. Notes	5.85	11/1/2064	100,000	96,570
ONEOK, Inc., Gtd. Notes	6.05	9/1/2033	100,000	104,127
ONEOK, Inc., Gtd. Notes	6.63	9/1/2053	100,000	107,835
Phillips 66, Gtd. Notes	1.30	2/15/2026	200,000	191,797
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	4.90	2/15/2045	250,000	217,534
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	5.00	3/15/2027	300,000	300,755

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Energy — 1.7% (continued)
Shell Finance US, Inc., Gtd. Notes	2.38	11/7/2029	200,000	180,253
Shell Finance US, Inc., Gtd. Notes	2.75	4/6/2030	100,000	90,988
Shell Finance US, Inc., Gtd. Notes	3.25	4/6/2050	250,000	176,143
Shell Finance US, Inc., Gtd. Notes	4.13	5/11/2035	260,000	242,100
South Bow USA Infrastructure Holdings LLC, Gtd. Notes(b)	4.91	9/1/2027	200,000	199,187
South Bow USA Infrastructure Holdings LLC, Gtd. Notes(b)	6.18	10/1/2054	200,000	198,100
Suncor Energy, Inc., Sr. Unscd. Notes	4.00	11/15/2047	50,000	38,120
Targa Resources Corp., Gtd. Notes	6.15	3/1/2029	200,000	208,902
Tennessee Gas Pipeline Co. LLC, Gtd. Debs.	7.63	4/1/2037	70,000	81,669
The Williams Companies, Inc., Sr. Unscd. Notes	5.30	8/15/2028	100,000	101,589
The Williams Companies, Inc., Sr. Unscd. Notes	6.30	4/15/2040	200,000	211,052
TotalEnergies Capital International SA, Gtd. Notes	2.83	1/10/2030	170,000	155,881
TotalEnergies Capital International SA, Gtd. Notes	3.46	7/12/2049	50,000	36,827
TransCanada PipeLines Ltd., Sr. Unscd. Notes	6.20	10/15/2037	75,000	78,870
TransCanada PipeLines Ltd., Sr. Unscd. Notes	7.63	1/15/2039	200,000	236,235
Valero Energy Corp., Sr. Unscd. Notes	6.63	6/15/2037	165,000	177,866
				9,679,329
Environmental Control — .1%
Republic Services, Inc., Sr. Unscd. Notes	5.00	4/1/2034	200,000	199,370
Waste Connections, Inc., Sr. Unscd. Notes	5.00	3/1/2034	300,000	297,890
Waste Management, Inc., Gtd. Notes	4.15	7/15/2049	100,000	84,122
Waste Management, Inc., Gtd. Notes	4.63	2/15/2030	100,000	99,696
Waste Management, Inc., Gtd. Notes	4.63	2/15/2033	100,000	98,481
				779,559
Food Products — .5%
Campbell Soup Co., Sr. Unscd. Notes	4.15	3/15/2028	80,000	78,593
Campbell Soup Co., Sr. Unscd. Notes	5.20	3/21/2029	100,000	101,428
Campbell Soup Co., Sr. Unscd. Notes	5.40	3/21/2034	100,000	101,186
Conagra Brands, Inc., Sr. Unscd. Notes(a)	4.85	11/1/2028	100,000	99,768
Conagra Brands, Inc., Sr. Unscd. Notes	5.30	10/1/2026	100,000	100,990
Conagra Brands, Inc., Sr. Unscd. Notes	5.40	11/1/2048	60,000	57,091
General Mills, Inc., Sr. Unscd. Notes	2.88	4/15/2030	150,000	135,868
General Mills, Inc., Sr. Unscd. Notes(a)	3.00	2/1/2051	150,000	99,393
Hormel Foods Corp., Sr. Unscd. Notes	1.80	6/11/2030	200,000	171,184
JBS USA Holding LUX Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	2.50	1/15/2027	200,000	189,788
JBS USA Holding LUX Sarl/JBS USA Food Co./JBS Lux Co. SarlSA Finance, Inc., Gtd. Notes	5.75	4/1/2033	146,000	147,560
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	100,000	83,862
Kraft Heinz Foods Co., Gtd. Notes	6.50	2/9/2040	100,000	109,337
McCormick & Co., Inc., Sr. Unscd. Notes	0.90	2/15/2026	200,000	190,497
McCormick & Co., Inc., Sr. Unscd. Notes	2.50	4/15/2030	150,000	133,170
Mondelez International, Inc., Sr. Unscd. Notes	2.75	4/13/2030	138,000	124,836
Pilgrim’s Pride Corp., Gtd. Notes	6.25	7/1/2033	100,000	103,931
Sysco Corp., Gtd. Notes	5.38	9/21/2035	200,000	202,941
The Kroger Company, Sr. Unscd. Notes	3.70	8/1/2027	150,000	146,659
The Kroger Company, Sr. Unscd. Notes	4.70	8/15/2026	200,000	200,700
Tyson Foods, Inc., Sr. Unscd. Bonds	5.15	8/15/2044	250,000	231,617
				2,810,399

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Foreign Governmental — 1.2%
Export Development Canada, Govt. Gtd. Notes	3.88	2/14/2028	100,000	99,029
Export-Import Bank of Korea, Sr. Unscd. Notes	4.63	1/11/2027	200,000	200,711
Export-Import Bank of Korea, Sr. Unscd. Notes	5.00	1/11/2028	300,000	303,664
Finland, Sr. Unscd. Bonds	6.95	2/15/2026	25,000	25,633
Hungary, Sr. Unscd. Notes, Ser. 30Y	7.63	3/29/2041	300,000	343,305
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	300,000	289,900
Indonesia, Sr. Unscd. Notes	3.85	10/15/2030	300,000	285,184
Indonesia, Sr. Unscd. Notes(a)	4.35	1/11/2048	300,000	263,450
Israel, Sr. Unscd. Bonds, Ser. 30Y	3.88	7/3/2050	250,000	175,833
Israel, Sr. Unscd. Notes, Ser. 30Y	3.38	1/15/2050	300,000	195,828
Mexico, Sr. Unscd. Notes	2.66	5/24/2031	300,000	249,512
Mexico, Sr. Unscd. Notes	4.28	8/14/2041	300,000	231,467
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	250,000	197,544
Mexico, Sr. Unscd. Notes(a)	5.55	1/21/2045	350,000	316,677
Mexico, Sr. Unscd. Notes	6.40	5/7/2054	200,000	187,941
Panama, Sr. Unscd. Bonds	3.88	3/17/2028	250,000	235,493
Panama, Sr. Unscd. Bonds	4.50	4/16/2050	200,000	133,364
Panama, Sr. Unscd. Notes	6.40	2/14/2035	300,000	287,899
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	370,000	398,613
Philippines, Sr. Unscd. Bonds	3.70	2/2/2042	400,000	329,175
Philippines, Sr. Unscd. Notes	5.17	10/13/2027	200,000	203,544
Philippines, Sr. Unscd. Notes	5.61	4/13/2033	200,000	209,065
Poland, Sr. Unscd. Notes(a)	5.13	9/18/2034	60,000	59,483
Poland, Sr. Unscd. Notes	5.50	11/16/2027	300,000	308,371
Poland, Sr. Unscd. Notes	5.50	3/18/2054	75,000	72,497
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	80,000	77,510
Province of British Columbia Canada, Sr. Unscd. Notes, Ser. USD2	6.50	1/15/2026	225,000	229,985
Province of Quebec Canada, Sr. Unscd. Notes	3.63	4/13/2028	100,000	97,888
Province of Quebec Canada, Sr. Unscd. Notes, Ser. PD	7.50	9/15/2029	100,000	113,298
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	105,000	96,925
Uruguay, Sr. Unscd. Bonds	7.63	3/21/2036	300,000	360,915
				6,579,703
Health Care — 2.8%
Abbott Laboratories, Sr. Unscd. Notes(a)	1.40	6/30/2030	100,000	85,122
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	200,000	193,402
AbbVie Inc., Sr. Unscd. Notes	4.80	3/15/2027	300,000	302,094
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/14/2028	110,000	109,051
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/21/2049	290,000	246,435
AbbVie, Inc., Sr. Unscd. Notes	4.75	3/15/2045	200,000	184,855
Aetna, Inc., Sr. Unscd. Notes	4.75	3/15/2044	100,000	85,666
Aetna, Inc., Sr. Unscd. Notes	6.63	6/15/2036	150,000	162,246
Agilent Technologies, Inc., Sr. Unscd. Notes	4.75	9/9/2034	100,000	96,791
Amgen, Inc., Sr. Unscd. Notes	2.45	2/21/2030	70,000	62,396
Amgen, Inc., Sr. Unscd. Notes	2.60	8/19/2026	100,000	96,623
Amgen, Inc., Sr. Unscd. Notes	2.80	8/15/2041	200,000	144,155
Amgen, Inc., Sr. Unscd. Notes(a)	3.00	1/15/2052	200,000	133,581
Amgen, Inc., Sr. Unscd. Notes	3.38	2/21/2050	60,000	43,416
Amgen, Inc., Sr. Unscd. Notes	4.66	6/15/2051	100,000	87,539

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Health Care — 2.8% (continued)
AstraZeneca Finance LLC, Gtd. Notes	4.80	2/26/2027	100,000	100,821
AstraZeneca Finance LLC, Gtd. Notes	5.00	2/26/2034	200,000	201,561
AstraZeneca PLC, Sr. Unscd. Notes	1.38	8/6/2030	270,000	226,272
Banner Health, Unscd. Bonds	2.34	1/1/2030	300,000	267,703
Baxalta, Inc., Gtd. Notes	5.25	6/23/2045	200,000	191,064
Becton Dickinson & Co., Sr. Unscd. Notes	4.69	2/13/2028	100,000	99,985
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.35	11/13/2040	200,000	136,794
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.95	3/15/2032	55,000	48,591
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.40	7/26/2029	78,000	74,169
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.55	3/15/2042	40,000	31,988
Bristol-Myers Squibb Co., Sr. Unscd. Notes(a)	3.90	2/20/2028	90,000	88,368
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.35	11/15/2047	90,000	76,568
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.55	2/20/2048	70,000	61,735
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.90	2/22/2027	100,000	101,075
Bristol-Myers Squibb Co., Sr. Unscd. Notes(a)	5.20	2/22/2034	100,000	101,827
Bristol-Myers Squibb Co., Sr. Unscd. Notes	5.55	2/22/2054	100,000	101,225
Cardinal Health, Inc., Sr. Unscd. Notes	4.60	3/15/2043	300,000	260,174
Cencora, Inc., Sr. Unscd. Notes	2.80	5/15/2030	100,000	89,943
Centene Corp., Sr. Unscd. Notes	2.45	7/15/2028	230,000	207,198
Centene Corp., Sr. Unscd. Notes(a)	2.63	8/1/2031	190,000	158,221
CommonSpirit Health, Sr. Scd. Notes	5.55	12/1/2054	150,000	150,185
CVS Health Corp., Sr. Unscd. Notes	1.75	8/21/2030	85,000	70,094
CVS Health Corp., Sr. Unscd. Notes	3.25	8/15/2029	100,000	91,832
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	300,000	292,535
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	250,000	223,219
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	200,000	172,656
CVS Health Corp., Sr. Unscd. Notes	5.55	6/1/2031	200,000	201,595
Danaher Corp., Sr. Unscd. Notes	4.38	9/15/2045	250,000	221,289
Dignity Health, Scd. Bonds	5.27	11/1/2064	154,000	143,925
Elevance Health, Inc., Sr. Unscd. Notes	2.25	5/15/2030	200,000	174,429
Elevance Health, Inc., Sr. Unscd. Notes	3.60	3/15/2051	60,000	43,497
Elevance Health, Inc., Sr. Unscd. Notes	3.65	12/1/2027	300,000	291,372
Eli Lilly & Co., Sr. Unscd. Notes	3.10	5/15/2027	250,000	243,094
Eli Lilly & Co., Sr. Unscd. Notes	4.15	8/14/2027	200,000	199,248
Eli Lilly & Co., Sr. Unscd. Notes	4.50	2/9/2027	100,000	100,310
Eli Lilly & Co., Sr. Unscd. Notes	5.00	2/9/2054	100,000	96,454
Gilead Sciences, Inc., Sr. Unscd. Notes	1.20	10/1/2027	80,000	72,915
Gilead Sciences, Inc., Sr. Unscd. Notes	4.15	3/1/2047	220,000	183,426
GlaxoSmithKline Capital, Inc., Gtd. Bonds	6.38	5/15/2038	300,000	334,273
HCA, Inc., Gtd. Notes	4.13	6/15/2029	110,000	105,981
HCA, Inc., Gtd. Notes	5.13	6/15/2039	50,000	47,250
HCA, Inc., Gtd. Notes	5.25	6/15/2049	100,000	90,685
HCA, Inc., Gtd. Notes	6.00	4/1/2054	100,000	100,550
HCA, Inc., Gtd. Notes	6.10	4/1/2064	100,000	99,938
Humana, Inc., Sr. Unscd. Notes	4.95	10/1/2044	150,000	131,038
Humana, Inc., Sr. Unscd. Notes	5.75	3/1/2028	150,000	153,241
Humana, Inc., Sr. Unscd. Notes	5.75	4/15/2054	100,000	96,231
Humana, Inc., Sr. Unscd. Notes	5.95	3/15/2034	100,000	102,592

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Health Care — 2.8% (continued)
Johnson & Johnson, Sr. Unscd. Notes	2.10	9/1/2040	200,000	137,639
Johnson & Johnson, Sr. Unscd. Notes	2.45	3/1/2026	180,000	175,616
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	50,000	39,513
Johnson & Johnson, Sr. Unscd. Notes	4.95	6/1/2034	200,000	204,606
Kaiser Foundation Hospitals, Gtd. Notes	3.15	5/1/2027	300,000	291,122
Kaiser Foundation Hospitals, Unscd. Notes, Ser. 2021	3.00	6/1/2051	70,000	47,770
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes, Ser. 2015	4.20	7/1/2055	200,000	169,106
Merck & Co., Inc., Sr. Unscd. Notes	1.45	6/24/2030	200,000	168,689
Merck & Co., Inc., Sr. Unscd. Notes	2.35	6/24/2040	50,000	34,811
Merck & Co., Inc., Sr. Unscd. Notes	2.45	6/24/2050	60,000	36,508
Merck & Co., Inc., Sr. Unscd. Notes	3.90	3/7/2039	55,000	47,968
Merck & Co., Inc., Sr. Unscd. Notes	4.05	5/17/2028	200,000	198,503
Merck & Co., Inc., Sr. Unscd. Notes(a)	4.50	5/17/2033	200,000	196,491
Merck & Co., Inc., Sr. Unscd. Notes	5.15	5/17/2063	60,000	57,846
Mylan, Inc., Gtd. Notes	5.40	11/29/2043	150,000	133,558
Northwell Healthcare, Inc., Scd. Notes	3.98	11/1/2046	250,000	199,597
Novartis Capital Corp., Gtd. Notes	2.20	8/14/2030	240,000	211,876
Novartis Capital Corp., Gtd. Notes	2.75	8/14/2050	60,000	40,020
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.45	5/19/2028	200,000	199,303
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	200,000	197,109
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	200,000	195,852
Pfizer, Inc., Sr. Unscd. Notes	2.55	5/28/2040	300,000	214,351
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	250,000	194,162
Stryker Corp., Sr. Unscd. Notes	3.50	3/15/2026	100,000	98,518
Stryker Corp., Sr. Unscd. Notes	4.38	5/15/2044	100,000	86,131
Stryker Corp., Sr. Unscd. Notes	4.85	12/8/2028	100,000	100,681
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	5.00	11/26/2028	200,000	201,890
The Cigna Group, Gtd. Notes	3.88	10/15/2047	75,000	56,874
The Cigna Group, Gtd. Notes	4.13	11/15/2025	130,000	129,286
The Cigna Group, Gtd. Notes	4.38	10/15/2028	230,000	225,972
The Cigna Group, Sr. Unscd. Notes	2.38	3/15/2031	80,000	68,387
The Cigna Group, Sr. Unscd. Notes	5.60	2/15/2054	100,000	97,657
The Mount Sinai Hospital, Scd. Bonds, Ser. 2019	3.74	7/1/2049	300,000	199,042
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	2.80	10/15/2041	200,000	145,118
Trinity Health Corp., Scd. Bonds	4.13	12/1/2045	200,000	169,318
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.30	5/15/2031	75,000	64,571
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	75,000	56,209
UnitedHealth Group, Inc., Sr. Unscd. Notes(a)	4.20	5/15/2032	45,000	43,243
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.25	6/15/2048	80,000	67,277
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.45	12/15/2048	60,000	51,887
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	5/15/2062	75,000	68,268
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.25	2/15/2028	150,000	153,427
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.30	2/15/2030	150,000	154,062
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.35	2/15/2033	100,000	102,738
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.38	4/15/2054	100,000	98,378
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.05	2/15/2063	100,000	106,291
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.88	2/15/2038	210,000	243,396
UPMC, Scd. Bonds	5.04	5/15/2033	100,000	99,420

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Health Care — 2.8% (continued)
Viatris, Inc., Gtd. Notes	2.70	6/22/2030	150,000	130,215
Zoetis, Inc., Sr. Unscd. Notes	3.00	5/15/2050	150,000	100,501
Zoetis, Inc., Sr. Unscd. Notes	5.40	11/14/2025	100,000	100,664
Zoetis, Inc., Sr. Unscd. Notes	5.60	11/16/2032	100,000	103,995
				15,607,940
Industrial — .6%
3M Co., Sr. Unscd. Notes	2.25	9/19/2026	300,000	287,195
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.40	10/15/2027	200,000	199,855
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.45	10/16/2026	200,000	200,254
Caterpillar Financial Services Corp., Sr. Unscd. Notes	5.00	5/14/2027	100,000	101,495
Caterpillar, Inc., Sr. Unscd. Notes(a)	3.25	4/9/2050	150,000	109,031
CNH Industrial Capital LLC, Gtd. Notes	4.55	4/10/2028	100,000	99,272
Eaton Corp., Gtd. Notes	4.15	11/2/2042	200,000	173,048
GATX Corp., Sr. Unscd. Notes	6.90	5/1/2034	100,000	110,788
Illinois Tool Works, Inc., Sr. Unscd. Notes	3.90	9/1/2042	170,000	143,013
Ingersoll Rand, Inc., Sr. Unscd. Notes(a)	5.18	6/15/2029	100,000	101,478
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.45	6/15/2034	100,000	102,089
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.70	8/14/2033	100,000	103,957
Jacobs Engineering Group, Inc., Gtd. Notes	6.35	8/18/2028	100,000	104,420
John Deere Capital Corp., Sr. Unscd. Notes	0.70	1/15/2026	200,000	191,342
John Deere Capital Corp., Sr. Unscd. Notes	4.15	9/15/2027	200,000	198,787
John Deere Capital Corp., Sr. Unscd. Notes	4.20	7/15/2027	100,000	99,433
John Deere Capital Corp., Sr. Unscd. Notes	4.95	7/14/2028	100,000	101,389
Parker-Hannifin Corp., Sr. Unscd. Notes	3.25	6/14/2029	300,000	281,962
Parker-Hannifin Corp., Sr. Unscd. Notes	4.00	6/14/2049	40,000	32,771
Regal Rexnord Corp., Gtd. Notes	6.05	4/15/2028	150,000	153,656
Stanley Black & Decker, Inc., Sr. Unscd. Notes	2.30	3/15/2030	150,000	131,084
Textron, Inc., Sr. Unscd. Notes	4.00	3/15/2026	500,000	494,515
Xylem, Inc., Sr. Unscd. Notes	4.38	11/1/2046	150,000	126,974
				3,647,808
Information Technology — .6%
Cadence Design Systems, Inc., Sr. Unscd. Notes	4.30	9/10/2029	100,000	98,109
Concentrix Corp., Sr. Unscd. Notes(a)	6.85	8/2/2033	100,000	100,777
Electronic Arts, Inc., Sr. Unscd. Notes	1.85	2/15/2031	200,000	167,808
Fiserv, Inc., Sr. Unscd. Notes	4.40	7/1/2049	100,000	84,685
Fiserv, Inc., Sr. Unscd. Notes	5.63	8/21/2033	100,000	103,002
Intuit, Inc., Sr. Unscd. Notes	5.13	9/15/2028	200,000	204,381
Microsoft Corp., Sr. Unscd. Notes	2.53	6/1/2050	361,000	231,298
Microsoft Corp., Sr. Unscd. Notes	3.40	6/15/2027	100,000	98,067
Oracle Corp., Sr. Unscd. Notes	2.88	3/25/2031	205,000	181,615
Oracle Corp., Sr. Unscd. Notes	2.95	4/1/2030	150,000	136,147
Oracle Corp., Sr. Unscd. Notes	3.25	11/15/2027	250,000	240,226
Oracle Corp., Sr. Unscd. Notes	3.85	7/15/2036	250,000	216,867
Oracle Corp., Sr. Unscd. Notes	4.10	3/25/2061	210,000	156,674
Oracle Corp., Sr. Unscd. Notes	4.50	5/6/2028	100,000	99,517
Oracle Corp., Sr. Unscd. Notes	4.65	5/6/2030	100,000	99,366
Oracle Corp., Sr. Unscd. Notes	5.55	2/6/2053	100,000	97,761
Oracle Corp., Sr. Unscd. Notes	6.25	11/9/2032	150,000	160,990

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Information Technology — .6% (continued)
Oracle Corp., Sr. Unscd. Notes	6.90	11/9/2052	65,000	74,810
Roper Technologies, Inc., Sr. Unscd. Notes	1.40	9/15/2027	150,000	137,841
Roper Technologies, Inc., Sr. Unscd. Notes	3.80	12/15/2026	250,000	246,470
Salesforce, Inc., Sr. Unscd. Notes	2.90	7/15/2051	100,000	66,544
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	4.95	3/28/2028	100,000	100,384
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	5.00	3/28/2026	100,000	100,369
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	5.40	6/12/2029	200,000	203,363
				3,407,071
Insurance — .7%
American International Group, Inc., Sr. Unscd. Notes	4.75	4/1/2048	200,000	181,564
American International Group, Inc., Sr. Unscd. Notes(a)	5.13	3/27/2033	150,000	149,995
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	5.00	9/12/2032	200,000	199,195
Aon Global, Ltd., Gtd. Notes	4.60	6/14/2044	200,000	175,457
Arthur J. Gallagher & Co., Sr. Unscd. Notes	3.50	5/20/2051	40,000	28,154
Athene Holding Ltd., Sr. Unscd. Notes	3.95	5/25/2051	150,000	110,901
Berkshire Hathaway Finance Corp., Gtd. Notes	2.85	10/15/2050	250,000	163,766
Berkshire Hathaway Finance Corp., Gtd. Notes	4.20	8/15/2048	135,000	116,388
Berkshire Hathaway, Inc., Sr. Unscd. Notes	3.13	3/15/2026	100,000	98,268
Corebridge Financial, Inc., Jr. Sub. Notes	6.38	9/15/2054	100,000	99,816
Corebridge Financial, Inc., Sr. Unscd. Notes	3.65	4/5/2027	100,000	97,454
Corebridge Financial, Inc., Sr. Unscd. Notes	3.90	4/5/2032	100,000	91,469
Corebridge Financial, Inc., Sr. Unscd. Notes(a)	4.40	4/5/2052	100,000	82,231
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	6.35	3/22/2054	100,000	104,136
Markel Group, Inc., Sr. Unscd. Notes	6.00	5/16/2054	100,000	102,077
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes(a)	4.38	3/15/2029	70,000	69,185
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.90	3/15/2049	65,000	60,142
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	5.15	3/15/2034	200,000	202,191
MetLife, Inc., Sr. Unscd. Notes	4.05	3/1/2045	200,000	166,616
NMI Holdings, Inc., Sr. Unscd. Notes	6.00	8/15/2029	100,000	101,113
Principal Financial Group, Inc., Gtd. Notes	2.13	6/15/2030	150,000	129,689
Prudential Financial, Inc., Sr. Unscd. Notes	3.70	3/13/2051	75,000	56,731
Prudential Financial, Inc., Sr. Unscd. Notes	4.60	5/15/2044	200,000	181,061
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.15	6/15/2030	300,000	273,048
Reinsurance Group of America, Inc., Sr. Unscd. Notes	5.75	9/15/2034	100,000	101,978
The Allstate Corp., Sr. Unscd. Notes	0.75	12/15/2025	200,000	191,379
The Chubb Corp., Gtd. Notes	6.00	5/11/2037	200,000	215,263
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	70,000	58,539
The Travelers Companies, Inc., Sr. Unscd. Notes	4.05	3/7/2048	150,000	124,337
				3,732,143
Internet Software & Services — .4%
Alphabet, Inc., Sr. Unscd. Notes	1.10	8/15/2030	100,000	83,500
Alphabet, Inc., Sr. Unscd. Notes	2.00	8/15/2026	300,000	288,245
Amazon.com, Inc., Sr. Unscd. Notes	1.50	6/3/2030	200,000	170,214
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	150,000	136,612
Amazon.com, Inc., Sr. Unscd. Notes	2.50	6/3/2050	200,000	124,720
Amazon.com, Inc., Sr. Unscd. Notes	3.25	5/12/2061	220,000	149,529
Amazon.com, Inc., Sr. Unscd. Notes	3.30	4/13/2027	100,000	97,687
Amazon.com, Inc., Sr. Unscd. Notes	3.60	4/13/2032	100,000	93,557

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Internet Software & Services — .4% (continued)
Amazon.com, Inc., Sr. Unscd. Notes	4.10	4/13/2062	100,000	81,763
eBay, Inc., Sr. Unscd. Notes	1.40	5/10/2026	300,000	285,586
eBay, Inc., Sr. Unscd. Notes(a)	3.65	5/10/2051	13,000	9,525
Meta Platforms, Inc., Sr. Unscd. Notes	4.75	8/15/2034	200,000	197,904
Meta Platforms, Inc., Sr. Unscd. Notes(a)	4.95	5/15/2033	50,000	50,803
Meta Platforms, Inc., Sr. Unscd. Notes	5.40	8/15/2054	200,000	201,062
Meta Platforms, Inc., Sr. Unscd. Notes	5.75	5/15/2063	100,000	104,461
				2,075,168
Materials — .0%
Berry Global, Inc., Sr. Scd. Notes	1.57	1/15/2026	150,000	144,028
Media — .5%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Bonds	6.65	2/1/2034	100,000	102,626
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	5.25	4/1/2053	200,000	160,240
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	5.50	4/1/2063	100,000	79,560
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	6.48	10/23/2045	250,000	236,416
Comcast Corp., Gtd. Bonds	4.00	8/15/2047	60,000	48,134
Comcast Corp., Gtd. Notes	1.50	2/15/2031	150,000	123,233
Comcast Corp., Gtd. Notes	2.45	8/15/2052	250,000	144,631
Comcast Corp., Gtd. Notes	3.90	3/1/2038	75,000	64,765
Comcast Corp., Gtd. Notes	4.00	3/1/2048	60,000	48,088
Comcast Corp., Gtd. Notes	4.60	10/15/2038	200,000	185,251
Comcast Corp., Gtd. Notes(a)	4.65	2/15/2033	100,000	98,447
Comcast Corp., Gtd. Notes	5.50	5/15/2064	70,000	68,337
Comcast Corp., Gtd. Notes	6.45	3/15/2037	300,000	330,145
Discovery Communications LLC, Gtd. Notes	3.95	3/20/2028	100,000	94,470
Fox Corp., Sr. Unscd. Notes	6.50	10/13/2033	200,000	213,039
Paramount Global, Sr. Unscd. Notes	4.90	8/15/2044	100,000	74,512
Paramount Global, Sr. Unscd. Notes	7.88	7/30/2030	150,000	161,658
The Walt Disney Company, Gtd. Notes(a)	2.00	9/1/2029	225,000	200,006
The Walt Disney Company, Gtd. Notes	3.50	5/13/2040	200,000	162,154
The Walt Disney Company, Gtd. Notes	3.80	5/13/2060	350,000	263,314
Time Warner Cable LLC, Sr. Scd. Debs.	6.55	5/1/2037	250,000	240,575
				3,099,601
Metals & Mining — .2%
Barrick PD Australia Finance Pty, Ltd., Gtd. Notes	5.95	10/15/2039	100,000	104,214
BHP Billiton Finance USA, Ltd., Gtd. Notes	5.25	9/8/2033	45,000	45,775
Freeport-McMoRan, Inc., Gtd. Notes	5.45	3/15/2043	65,000	62,440
Kinross Gold Corp., Sr. Unscd. Notes	6.25	7/15/2033	100,000	106,199
Newmont Corp., Gtd. Notes	6.25	10/1/2039	126,000	136,671
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.35	3/15/2034	200,000	203,307
Nucor Corp., Sr. Unscd. Notes	2.98	12/15/2055	200,000	125,342
Southern Copper Corp., Sr. Unscd. Notes	5.25	11/8/2042	150,000	140,063

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Metals & Mining — .2% (continued)
Steel Dynamics, Inc., Sr. Unscd. Notes	3.25	10/15/2050	60,000	41,082
Vale Overseas Ltd., Gtd. Notes	3.75	7/8/2030	200,000	186,440
				1,151,533
Municipal Securities — .6%
American Municipal Power, Inc., Revenue Bonds (Combined Hydroelectric Projects) Ser. B	8.08	2/15/2050	100,000	131,967
Bay Area Toll Authority, Revenue Bonds (Build America Bond) Ser. F2	6.26	4/1/2049	150,000	164,113
California, GO	3.50	4/1/2028	100,000	97,647
California, GO (Build America Bonds)	7.55	4/1/2039	300,000	364,118
Connecticut, GO, Ser. A	5.85	3/15/2032	200,000	211,938
Illinois, GO	5.10	6/1/2033	216,471	216,457
Massachusetts, GO (Build America Bond) Ser. D	4.50	8/1/2031	200,000	195,134
Massachusetts School Building Authority, Revenue Bonds (Build America Bond)	5.72	8/15/2039	100,000	104,295
Metropolitan Transportation Authority, Revenue Bonds (Build America Bond)	7.34	11/15/2039	265,000	315,825
New Jersey Turnpike Authority, Revenue Bonds (Build America Bond) Ser. F	7.41	1/1/2040	200,000	236,378
New York City, GO (Sustainable Bond) Ser. B1	5.83	10/1/2053	20,000	21,758
New York City Municipal Water Finance Authority, Revenue Bonds (Build America Bond)	5.95	6/15/2042	345,000	361,249
Oklahoma Development Finance Authority, Revenue Bonds (Natural Gas Company)	4.71	5/1/2052	200,000	188,601
Pennsylvania Turnpike Commission, Revenue Bonds (Build America Bond) Ser. B	5.51	12/1/2045	200,000	199,992
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 192	4.81	10/15/2065	150,000	141,807
Texas, GO (Build America Bond)	5.52	4/1/2039	100,000	103,887
Texas Natural Gas Securitization Finance Corp., Revenue Bonds	5.17	4/1/2041	100,000	101,541
				3,156,707
Real Estate — .9%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.00	5/18/2032	100,000	80,584
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.00	5/18/2051	200,000	127,601
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.75	4/15/2035	100,000	95,765
American Tower Corp., Sr. Unscd. Notes	1.60	4/15/2026	300,000	286,644
American Tower Corp., Sr. Unscd. Notes	2.70	4/15/2031	150,000	130,810
American Tower Corp., Sr. Unscd. Notes	3.80	8/15/2029	90,000	85,620
Boston Properties LP, Sr. Unscd. Notes	4.50	12/1/2028	100,000	97,150
COPT Defense Properties LP, Gtd. Notes(a)	2.00	1/15/2029	200,000	175,534
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	200,000	169,633
Crown Castle, Inc., Sr. Unscd. Notes	3.70	6/15/2026	230,000	225,937
Crown Castle, Inc., Sr. Unscd. Notes	5.80	3/1/2034	100,000	102,883
Equifax, Inc., Sr. Unscd. Notes	1.45	5/15/2026	200,000	190,831
Equifax, Inc., Sr. Unscd. Notes	3.40	2/15/2052	200,000	139,209
Essex Portfolio LP, Gtd. Notes	2.65	3/15/2032	150,000	127,326
Federal Realty OP LP, Sr. Unscd. Notes	5.38	5/1/2028	100,000	101,281
Host Hotels & Resorts LP, Sr. Unscd. Notes(a)	5.70	7/1/2034	100,000	100,239
Invitation Homes Operating Partnership LP, Gtd. Notes	5.45	8/15/2030	100,000	101,776
Invitation Homes Operating Partnership LP, Gtd. Notes	5.50	8/15/2033	100,000	100,529
Kimco Realty OP LLC, Gtd. Notes(a)	2.70	10/1/2030	200,000	178,814

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Real Estate — .9% (continued)
Mid-America Apartments LP, Sr. Unscd. Notes	1.10	9/15/2026	400,000	375,217
Mid-America Apartments LP, Sr. Unscd. Notes	5.30	2/15/2032	100,000	101,391
NNN REIT, Inc., Sr. Unscd. Notes	5.60	10/15/2033	100,000	102,061
Prologis LP, Sr. Unscd. Notes	2.25	4/15/2030	170,000	149,798
Prologis LP, Sr. Unscd. Notes	3.00	4/15/2050	35,000	23,298
Realty Income Corp., Sr. Unscd. Notes	3.95	8/15/2027	250,000	246,329
Realty Income Corp., Sr. Unscd. Notes	4.70	12/15/2028	100,000	99,988
Realty Income Corp., Sr. Unscd. Notes	4.90	7/15/2033	100,000	98,351
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	200,000	165,116
Simon Property Group LP, Sr. Unscd. Notes	2.65	7/15/2030	200,000	178,593
Simon Property Group LP, Sr. Unscd. Notes	3.25	9/13/2049	65,000	45,375
Simon Property Group LP, Sr. Unscd. Notes	3.80	7/15/2050	200,000	153,128
Simon Property Group LP, Sr. Unscd. Notes	6.25	1/15/2034	50,000	53,849
Tanger Properties LP, Sr. Unscd. Notes	2.75	9/1/2031	100,000	84,190
UDR, Inc., Gtd. Notes	2.10	8/1/2032	200,000	161,278
Ventas Realty LP, Gtd. Notes	4.00	3/1/2028	150,000	146,260
Ventas Realty LP, Gtd. Notes	4.88	4/15/2049	100,000	89,373
Welltower OP LLC, Gtd. Notes	4.13	3/15/2029	200,000	195,158
				5,086,919
Retailing — .6%
AutoZone, Inc., Sr. Unscd. Notes	5.05	7/15/2026	100,000	100,818
AutoZone, Inc., Sr. Unscd. Notes	5.20	8/1/2033	100,000	99,870
Costco Wholesale Corp., Sr. Unscd. Notes	1.60	4/20/2030	200,000	171,317
Costco Wholesale Corp., Sr. Unscd. Notes	3.00	5/18/2027	100,000	96,989
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	95,000	92,372
Lowe’s Cos., Inc., Sr. Unscd. Notes	2.80	9/15/2041	100,000	70,570
Lowe’s Cos., Inc., Sr. Unscd. Notes	3.00	10/15/2050	200,000	129,228
Lowe’s Cos., Inc., Sr. Unscd. Notes	3.65	4/5/2029	80,000	76,535
Lowe’s Cos., Inc., Sr. Unscd. Notes(a)	5.00	4/15/2033	100,000	99,924
Lowe’s Cos., Inc., Sr. Unscd. Notes	5.80	9/15/2062	150,000	150,409
McDonald’s Corp., Sr. Unscd. Notes	3.63	9/1/2049	50,000	37,338
McDonald’s Corp., Sr. Unscd. Notes	5.45	8/14/2053	200,000	197,929
O’Reilly Automotive, Inc., Sr. Unscd. Notes	1.75	3/15/2031	300,000	248,046
Starbucks Corp., Sr. Unscd. Notes	4.45	8/15/2049	100,000	84,595
Starbucks Corp., Sr. Unscd. Notes	4.75	2/15/2026	100,000	100,176
Starbucks Corp., Sr. Unscd. Notes	4.80	2/15/2033	100,000	99,323
Starbucks Corp., Sr. Unscd. Notes	4.85	2/8/2027	100,000	100,665
Target Corp., Sr. Unscd. Notes	2.50	4/15/2026	200,000	195,781
Target Corp., Sr. Unscd. Notes(a)	4.50	9/15/2032	75,000	73,696
The Home Depot, Inc., Sr. Unscd. Notes	3.35	4/15/2050	250,000	181,585
The Home Depot, Inc., Sr. Unscd. Notes	4.75	6/25/2029	200,000	201,506
The Home Depot, Inc., Sr. Unscd. Notes	5.88	12/16/2036	300,000	321,941
Walmart, Inc., Sr. Unscd. Notes	3.90	4/15/2028	100,000	98,698
Walmart, Inc., Sr. Unscd. Notes	3.95	6/28/2038	90,000	82,523
Walmart, Inc., Sr. Unscd. Notes	4.00	4/15/2030	100,000	98,416
Walmart, Inc., Sr. Unscd. Notes	4.00	4/15/2026	100,000	99,560
Walmart, Inc., Sr. Unscd. Notes	4.50	9/9/2052	150,000	136,960
				3,446,770

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Semiconductors & Semiconductor Equipment — .7%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.50	1/15/2028	110,000	105,946
Broadcom, Inc., Gtd. Notes(b)	2.60	2/15/2033	200,000	166,048
Broadcom, Inc., Gtd. Notes(b)	3.50	2/15/2041	200,000	157,419
Broadcom, Inc., Gtd. Notes	4.75	4/15/2029	210,000	209,522
Broadcom, Inc., Sr. Unscd. Notes	5.05	7/12/2029	200,000	201,776
Intel Corp., Sr. Unscd. Notes	3.25	11/15/2049	150,000	95,847
Intel Corp., Sr. Unscd. Notes	3.90	3/25/2030	150,000	140,897
Intel Corp., Sr. Unscd. Notes	4.10	5/11/2047	80,000	59,549
Intel Corp., Sr. Unscd. Notes	4.88	2/10/2028	100,000	99,553
Intel Corp., Sr. Unscd. Notes	5.00	2/21/2031	200,000	198,172
Intel Corp., Sr. Unscd. Notes	5.05	8/5/2062	65,000	54,051
Intel Corp., Sr. Unscd. Notes(a)	5.13	2/10/2030	100,000	99,745
Intel Corp., Sr. Unscd. Notes(a)	5.20	2/10/2033	100,000	98,373
Intel Corp., Sr. Unscd. Notes	5.70	2/10/2053	100,000	93,520
Intel Corp., Sr. Unscd. Notes	5.90	2/10/2063	100,000	95,045
KLA Corp., Sr. Unscd. Notes	5.25	7/15/2062	200,000	194,153
Microchip Technology, Inc., Gtd. Notes	5.05	3/15/2029	100,000	100,406
Micron Technology, Inc., Sr. Unscd. Notes	5.88	2/9/2033	100,000	103,462
Micron Technology, Inc., Sr. Unscd. Notes	5.88	9/15/2033	100,000	103,579
NVIDIA Corp., Sr. Unscd. Notes	1.55	6/15/2028	300,000	272,498
Qualcomm, Inc., Sr. Unscd. Notes	4.30	5/20/2047	120,000	102,338
Qualcomm, Inc., Sr. Unscd. Notes	4.50	5/20/2052	25,000	21,801
Qualcomm, Inc., Sr. Unscd. Notes	4.65	5/20/2035	140,000	137,238
Qualcomm, Inc., Sr. Unscd. Notes(a)	5.40	5/20/2033	200,000	208,451
Texas Instruments, Inc., Sr. Unscd. Notes	1.13	9/15/2026	200,000	188,698
Texas Instruments, Inc., Sr. Unscd. Notes	4.15	5/15/2048	80,000	67,858
Texas Instruments, Inc., Sr. Unscd. Notes	4.60	2/8/2027	200,000	201,216
Texas Instruments, Inc., Sr. Unscd. Notes	4.60	2/8/2029	200,000	200,674
				3,777,835
Supranational Bank — 1.6%
African Development Bank, Sr. Unscd. Notes	4.13	2/25/2027	200,000	199,519
Asian Development Bank, Sr. Unscd. Notes	1.00	4/14/2026	200,000	190,817
Asian Development Bank, Sr. Unscd. Notes	1.50	3/4/2031	200,000	169,565
Asian Development Bank, Sr. Unscd. Notes	1.88	1/24/2030	100,000	89,128
Asian Development Bank, Sr. Unscd. Notes	2.75	1/19/2028	90,000	86,196
Asian Development Bank, Sr. Unscd. Notes	3.88	9/28/2032	100,000	97,086
Asian Development Bank, Sr. Unscd. Notes	4.00	1/12/2033	55,000	53,787
Asian Development Bank, Sr. Unscd. Notes(a)	4.13	1/12/2027	300,000	299,683
Asian Development Bank, Sr. Unscd. Notes	4.13	1/12/2034	300,000	295,339
Corporación Andina de Fomento, Sr. Unscd. Notes	4.13	1/7/2028	100,000	99,020
Corporación Andina de Fomento, Sr. Unscd. Notes	5.00	1/24/2029	200,000	202,555
European Investment Bank, Sr. Unscd. Bonds	0.38	12/15/2025	200,000	191,230
European Investment Bank, Sr. Unscd. Bonds	1.63	10/9/2029	300,000	266,247
European Investment Bank, Sr. Unscd. Bonds	3.75	2/14/2033	100,000	96,449
European Investment Bank, Sr. Unscd. Bonds	4.13	2/13/2034	200,000	196,955
European Investment Bank, Sr. Unscd. Notes	0.38	3/26/2026	250,000	236,783
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	500,000	478,644
European Investment Bank, Sr. Unscd. Notes	3.88	3/15/2028	130,000	128,815

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Supranational Bank — 1.6% (continued)
European Investment Bank, Sr. Unscd. Notes	4.00	2/15/2029	200,000	198,587
European Investment Bank, Sr. Unscd. Notes	4.38	3/19/2027	300,000	301,595
European Investment Bank, Sr. Unscd. Notes	4.38	10/10/2031	300,000	300,858
Inter-American Development Bank, Sr. Unscd. Notes	2.00	7/23/2026	80,000	76,990
Inter-American Development Bank, Sr. Unscd. Notes	3.13	9/18/2028	150,000	144,417
Inter-American Development Bank, Sr. Unscd. Notes	3.50	9/14/2029	100,000	96,980
Inter-American Development Bank, Sr. Unscd. Notes	3.50	4/12/2033	100,000	94,225
Inter-American Development Bank, Sr. Unscd. Notes	3.63	9/17/2031	100,000	96,189
Inter-American Development Bank, Sr. Unscd. Notes	4.38	2/1/2027	100,000	100,318
Inter-American Investment Corp., Sr. Unscd. Notes	4.13	2/15/2028	100,000	99,542
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	1.25	2/10/2031	175,000	145,984
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	2/14/2030	100,000	98,355
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	10/16/2029	300,000	296,051
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.88	5/14/2030	200,000	166,990
International Bank for Reconstruction & Development, Sr. Unscd. Notes	3.50	7/12/2028	100,000	97,749
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.00	1/10/2031	300,000	296,184
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.50	4/10/2031	300,000	303,948
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.75	4/10/2026	200,000	201,247
International Bank for Reconstruction & Development, Sr. Unscd. Notes, Ser. GDIF	1.38	4/20/2028	300,000	273,189
Japan Bank for International Cooperation, Govt. Gtd. Bonds	2.00	10/17/2029	300,000	268,369
Japan Bank for International Cooperation, Govt. Gtd. Notes	1.88	7/21/2026	500,000	479,080
Japan Bank for International Cooperation, Govt. Gtd. Notes, Ser. DTC	2.75	1/21/2026	250,000	244,757
Nordic Investment Bank, Sr. Unscd. Notes	3.38	9/8/2027	200,000	195,527
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	0.50	1/27/2026	250,000	238,279
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	3.75	9/14/2027	100,000	98,782
The Korea Development Bank, Sr. Unscd. Notes	0.80	7/19/2026	300,000	281,665
The Korea Development Bank, Sr. Unscd. Notes	4.38	2/15/2028	200,000	198,842
The Korea Development Bank, Sr. Unscd. Notes	4.63	2/15/2027	300,000	301,788
				9,074,305
Technology Hardware & Equipment — .7%
Amdocs, Ltd., Sr. Unscd. Notes	2.54	6/15/2030	200,000	174,857
Apple, Inc., Sr. Unscd. Notes	1.65	2/8/2031	175,000	148,669
Apple, Inc., Sr. Unscd. Notes(a)	2.20	9/11/2029	120,000	108,627
Apple, Inc., Sr. Unscd. Notes	2.65	5/11/2050	120,000	78,000
Apple, Inc., Sr. Unscd. Notes	2.80	2/8/2061	215,000	134,211
Apple, Inc., Sr. Unscd. Notes	2.95	9/11/2049	75,000	52,102
Apple, Inc., Sr. Unscd. Notes	3.20	5/11/2027	200,000	194,887
Apple, Inc., Sr. Unscd. Notes	3.35	2/9/2027	250,000	244,915
Apple, Inc., Sr. Unscd. Notes(a)	3.35	8/8/2032	45,000	41,679
Apple, Inc., Sr. Unscd. Notes	4.10	8/8/2062	75,000	62,154
Apple, Inc., Sr. Unscd. Notes	4.15	5/10/2030	100,000	99,486
Apple, Inc., Sr. Unscd. Notes	4.25	2/9/2047	150,000	133,145
Apple, Inc., Sr. Unscd. Notes(a)	4.85	5/10/2053	200,000	196,327
Booz Allen Hamilton, Inc., Gtd. Notes	5.95	8/4/2033	100,000	105,391
Dell International LLC/EMC Corp., Gtd. Notes(a)	3.45	12/15/2051	17,000	11,899
Dell International LLC/EMC Corp., Gtd. Notes(a)	5.40	4/15/2034	100,000	101,230
Dell International LLC/EMC Corp., Gtd. Notes(a)	5.75	2/1/2033	200,000	208,283

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Technology Hardware & Equipment — .7% (continued)
Dell International LLC/EMC Corp., Sr. Unscd. Notes	6.02	6/15/2026	144,000	146,480
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.35	7/15/2046	28,000	36,634
DXC Technology Co., Sr. Unscd. Notes(a)	2.38	9/15/2028	150,000	133,730
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	1.75	4/1/2026	200,000	191,647
International Business Machines Corp., Sr. Unscd. Notes	1.70	5/15/2027	100,000	93,303
International Business Machines Corp., Sr. Unscd. Notes	3.30	5/15/2026	250,000	245,396
International Business Machines Corp., Sr. Unscd. Notes	3.50	5/15/2029	220,000	209,242
International Business Machines Corp., Sr. Unscd. Notes	4.15	5/15/2039	105,000	92,097
International Business Machines Corp., Sr. Unscd. Notes	4.25	5/15/2049	160,000	132,923
Leidos, Inc., Gtd. Notes	2.30	2/15/2031	200,000	170,564
NetApp, Inc., Sr. Unscd. Notes	2.70	6/22/2030	200,000	177,500
				3,725,378
Telecommunication Services — 1.1%
America Movil SAB de CV, Gtd. Notes	6.38	3/1/2035	100,000	108,263
America Movil SAB de CV, Sr. Unscd. Notes	4.38	4/22/2049	100,000	84,674
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	365,000	254,577
AT&T, Inc., Sr. Unscd. Notes	3.80	12/1/2057	300,000	215,611
AT&T, Inc., Sr. Unscd. Notes	4.35	3/1/2029	360,000	355,178
AT&T, Inc., Sr. Unscd. Notes	4.50	5/15/2035	150,000	140,679
AT&T, Inc., Sr. Unscd. Notes	4.50	3/9/2048	341,000	290,272
AT&T, Inc., Sr. Unscd. Notes	4.85	3/1/2039	110,000	103,445
British Telecommunications PLC, Sr. Unscd. Notes	9.63	12/15/2030	175,000	215,525
Cisco Systems, Inc., Sr. Unscd. Notes	4.80	2/26/2027	100,000	100,880
Cisco Systems, Inc., Sr. Unscd. Notes	4.95	2/26/2031	150,000	152,010
Cisco Systems, Inc., Sr. Unscd. Notes	5.05	2/26/2034	200,000	203,109
Cisco Systems, Inc., Sr. Unscd. Notes	5.50	1/15/2040	250,000	258,829
Corning, Inc., Sr. Unscd. Notes	3.90	11/15/2049	150,000	117,753
Deutsche Telekom International Finance BV, Gtd. Bonds	8.75	6/15/2030	300,000	353,331
Motorola Solutions, Inc., Sr. Unscd. Notes	5.00	4/15/2029	100,000	100,782
Orange SA, Sr. Unscd. Notes(a)	9.00	3/1/2031	150,000	181,601
Rogers Communications, Inc., Gtd. Notes	7.50	8/15/2038	125,000	145,385
Telefonica Emisiones SA, Gtd. Bonds	5.21	3/8/2047	150,000	136,426
Telefonica Emisiones SA, Gtd. Notes	7.05	6/20/2036	100,000	111,721
T-Mobile USA, Inc., Gtd. Notes	2.05	2/15/2028	150,000	137,865
T-Mobile USA, Inc., Gtd. Notes	2.55	2/15/2031	200,000	173,978
T-Mobile USA, Inc., Gtd. Notes	4.50	4/15/2050	100,000	84,973
T-Mobile USA, Inc., Gtd. Notes	4.95	3/15/2028	100,000	100,584
T-Mobile USA, Inc., Gtd. Notes	5.05	7/15/2033	100,000	99,606
T-Mobile USA, Inc., Gtd. Notes	5.65	1/15/2053	200,000	200,580
T-Mobile USA, Inc., Gtd. Notes	5.80	9/15/2062	100,000	101,151
Verizon Communications, Inc., Sr. Unscd. Notes	1.75	1/20/2031	200,000	165,923
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	125,000	104,253
Verizon Communications, Inc., Sr. Unscd. Notes	2.88	11/20/2050	200,000	127,543
Verizon Communications, Inc., Sr. Unscd. Notes	3.70	3/22/2061	200,000	142,481
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	627,000	603,264
Verizon Communications, Inc., Sr. Unscd. Notes	4.33	9/21/2028	250,000	246,922
Vodafone Group PLC, Sr. Unscd. Notes	5.25	5/30/2048	180,000	170,240
Vodafone Group PLC, Sr. Unscd. Notes	5.63	2/10/2053	100,000	97,520

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Telecommunication Services — 1.1% (continued)
Vodafone Group PLC, Sr. Unscd. Notes	5.75	2/10/2063	30,000	28,931
Vodafone Group PLC, Sr. Unscd. Notes	7.88	2/15/2030	13,000	14,877
				6,230,742
Transportation — .4%
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	6.15	5/1/2037	300,000	328,320
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	7.00	12/15/2025	100,000	102,625
Canadian National Railway Co., Sr. Unscd. Notes	4.38	9/18/2034	150,000	143,683
Canadian Pacific Railway Co., Gtd. Notes	4.95	8/15/2045	150,000	139,396
Canadian Pacific Railway Co., Gtd. Notes	6.13	9/15/2115	100,000	104,325
CSX Corp., Sr. Unscd. Notes	3.80	3/1/2028	200,000	195,285
CSX Corp., Sr. Unscd. Notes	4.30	3/1/2048	50,000	42,752
CSX Corp., Sr. Unscd. Notes	4.75	11/15/2048	100,000	91,274
CSX Corp., Sr. Unscd. Notes	4.90	3/15/2055	200,000	185,852
FedEx Corp., Gtd. Notes	4.10	2/1/2045	100,000	80,376
FedEx Corp., Gtd. Notes	4.95	10/17/2048	100,000	89,913
Norfolk Southern Corp., Sr. Unscd. Notes	5.05	8/1/2030	100,000	101,436
Norfolk Southern Corp., Sr. Unscd. Notes(a)	5.35	8/1/2054	100,000	98,547
Norfolk Southern Corp., Sr. Unscd. Notes	5.55	3/15/2034	100,000	103,631
Union Pacific Corp., Sr. Unscd. Notes	3.80	4/6/2071	55,000	39,661
Union Pacific Corp., Sr. Unscd. Notes	3.84	3/20/2060	243,000	182,658
Union Pacific Corp., Sr. Unscd. Notes	3.85	2/14/2072	50,000	36,602
Union Pacific Corp., Sr. Unscd. Notes	3.95	9/10/2028	105,000	102,917
United Parcel Service, Inc., Sr. Unscd. Notes	3.75	11/15/2047	80,000	62,438
United Parcel Service, Inc., Sr. Unscd. Notes(a)	4.88	3/3/2033	100,000	100,226
United Parcel Service, Inc., Sr. Unscd. Notes	6.20	1/15/2038	100,000	109,758
				2,441,675
U.S. Government Agencies Collateralized Municipal-Backed Securities — .8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K056, Cl. A2(c)	2.53	5/25/2026	250,000	242,860
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K103, Cl. A2(c)	2.65	11/25/2029	400,000	366,270
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K104, Cl. A2(c)	2.25	1/25/2030	400,000	358,669
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K106, Cl. A1(c)	1.78	10/25/2029	171,466	159,554
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K112, Cl. A2(c)	1.31	5/25/2030	200,000	168,661
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K126, Cl. A2(c)	2.07	1/25/2031	400,000	346,418
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K1514, Cl. A2(c)	2.86	10/25/2034	400,000	338,443
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K1516, Cl. A2(c)	1.72	5/25/2035	400,000	297,937
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K1521, Cl. A2(c)	2.18	8/25/2036	300,000	228,745
Federal National Mortgage Association, ACES, Ser. 2017-M12, Cl. A2(c)	3.06	6/25/2027	581,382	561,698
Federal National Mortgage Association, ACES, Ser. 2018-M1, Cl. A2(c)	2.99	12/25/2027	258,003	247,603
Federal National Mortgage Association, ACES, Ser. 2018-M10, Cl. A2(c)	3.36	7/25/2028	196,643	189,878

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities — .8% (continued)
Federal National Mortgage Association, ACES, Ser. 2019-M12, Cl. A2(c)	2.89	6/25/2029	244,511	227,811
Federal National Mortgage Association, ACES, Ser. 2020-M1, Cl. A2(c)	2.44	10/25/2029	400,000	361,084
Federal National Mortgage Association, ACES, Ser. 2020-M14, Cl. A2(c)	1.78	5/25/2030	290,481	251,040
Federal National Mortgage Association, ACES, Ser. 2022-M1, Cl. A2(c)	1.67	10/25/2031	200,000	164,080
				4,510,751
U.S. Government Agencies Mortgage-Backed — 26.7%
Federal Home Loan Mortgage Corp.:
1.50%, 2/1/2036-3/1/2052(c)			3,251,681	2,603,390
2.00%, 8/1/2028-4/1/2052(c)			12,739,941	10,362,530
2.50%, 3/1/2028-5/1/2052(c)			10,557,170	8,974,543
3.00%, 10/1/2026-3/1/2052(c)			5,718,495	5,117,312
3.50%, 11/1/2025-7/1/2052(c)			3,418,464	3,129,326
4.00%, 1/1/2025-7/1/2052(c)			2,628,965	2,478,864
4.50%, 1/1/2026-11/1/2052(c)			1,896,897	1,831,765
5.00%, 4/1/2025-2/1/2048(c)			419,740	420,908
5.50%, 5/1/2027-2/1/2053(c)			298,229	299,679
6.00%, 6/1/2028-7/1/2039(c)			201,357	207,773
6.50%, 4/1/2026-9/1/2037(c)			46,782	48,232
7.00%, 1/1/2028-9/1/2031(c)			4,299	4,474
7.38% (1 Year U.S. Treasury Yield Curve Constant Rate + 2.25%), 8/1/2034(c),(d)			194	199
7.50%, 8/1/2025-7/1/2030(c)			488	498
8.00%, 5/1/2026-10/1/2031(c)			1,198	1,225
8.50%, 6/1/2030(c)			90	94
Federal National Mortgage Association:
1.50%(c),(e)			525,000	454,727
1.50%, 9/1/2035-9/1/2051(c)			4,070,375	3,292,519
2.00%(c),(e)			3,575,000	2,890,615
2.00%, 7/1/2028-6/1/2052(c)			18,123,841	14,789,006
2.50%, 7/1/2027-5/1/2052(c)			15,393,523	13,019,152
3.00%, 10/1/2026-3/1/2052(c)			11,198,858	9,958,139
3.50%(c),(e)			25,000	23,814
3.50%, 8/1/2025-6/1/2052(c)			6,843,423	6,268,957
4.00%(c),(e)			150,000	145,039
4.00%, 3/1/2025-9/1/2052(c)			4,285,189	4,047,300
4.50%(c),(e)			1,725,000	1,642,741
4.50%, 9/1/2030-4/1/2049(c)			1,274,613	1,241,453
5.00%(c),(e)			4,100,000	3,989,052
5.00%, 11/1/2028-6/1/2049(c)			616,751	617,420
5.50%(c),(e)			5,950,000	5,897,003
5.50%, 1/1/2032-12/1/2038(c)			334,025	337,354
6.00%(c),(e)			5,625,000	5,662,860
6.00%, 1/1/2026-11/1/2038(c)			421,326	434,516
6.50%(c),(e)			3,425,000	3,496,094
6.50%, 2/1/2028-10/1/2037(c)			99,025	101,860
7.00%(c),(e)			900,000	934,383
7.00%, 9/1/2026-7/1/2032(c)			7,522	7,819
7.50%, 4/1/2026-6/1/2031(c)			4,327	4,382

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
U.S. Government Agencies Mortgage-Backed — 26.7% (continued)
8.00%, 5/1/2027-8/1/2030(c)			648	663
8.50%, 7/1/2030(c)			86	90
Government National Mortgage Association I:
2.50%, 2/15/2028-9/15/2046			81,762	70,917
3.00%, 9/15/2042-8/15/2045			421,724	377,328
3.50%, 2/15/2026-8/15/2045			293,947	273,228
4.00%, 2/15/2041-9/15/2045			334,201	317,100
4.50%, 3/15/2039-2/15/2041			329,417	322,613
5.00%, 7/15/2033-4/15/2040			379,833	380,652
5.50%, 2/15/2033-11/15/2038			166,788	169,284
6.00%, 1/15/2029-10/15/2036			54,884	56,417
6.50%, 8/15/2029-11/15/2033			16,160	16,541
7.00%, 10/15/2027-8/15/2032			16,709	17,011
7.50%, 12/15/2026-11/15/2030			4,996	5,015
8.00%, 12/15/2029-3/15/2032			2,469	2,593
8.25%, 6/15/2027			156	157
8.50%, 10/15/2026			657	659
Government National Mortgage Association II:
2.00%(e)			1,250,000	1,019,510
2.00%, 9/20/2050-5/20/2052			5,264,987	4,300,441
2.50%, 3/20/2027-7/20/2052			6,898,684	5,864,328
3.00%, 1/20/2028-5/20/2052			5,776,950	5,133,101
3.50%, 9/20/2028-9/20/2052			4,258,058	3,907,696
4.00%(e)			325,000	302,580
4.00%, 9/20/2043-9/20/2052			1,849,195	1,752,449
4.50%(e)			525,000	501,152
4.50%, 7/20/2041-8/20/2052			1,532,926	1,488,478
5.00%(e)			2,100,000	2,051,362
5.00%, 9/20/2040-2/20/2049			118,957	119,166
5.50%(e)			2,700,000	2,685,158
5.50%, 10/20/2031-6/20/2041			29,405	30,202
6.00%(e)			2,175,000	2,191,040
6.50%(e)			1,075,000	1,092,269
6.50%, 2/20/2028			81	82
7.00%(e)			300,000	306,560
8.50%, 7/20/2025			5	5
				149,492,864
U.S. Government Agencies Obligations — .8%
Federal Farm Credit Banks Funding Corp., Bonds	1.65	7/23/2035	200,000	148,341
Federal Farm Credit Banks Funding Corp., Bonds	4.82	6/23/2026	1,000,000	1,002,505
Federal Home Loan Banks, Bonds(a)	3.25	11/16/2028	500,000	484,545
Federal Home Loan Banks, Bonds	5.50	7/15/2036	480,000	521,936
Federal Home Loan Mortgage Corp., Notes(c)	0.80	10/27/2026	125,000	116,768
Federal National Mortgage Association, Notes(c)	0.88	12/18/2026	325,000	303,008
Federal National Mortgage Association, Notes(c)	1.88	9/24/2026	1,000,000	959,203
Federal National Mortgage Association, Notes(a),(c)	6.25	5/15/2029	540,000	586,908

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
U.S. Government Agencies Obligations — .8% (continued)
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	150,000	156,793
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/2038	165,000	187,734
				4,467,741
U.S. Treasury Securities — 43.3%
U.S. Treasury Bonds	1.13	5/15/2040	250,000	156,133
U.S. Treasury Bonds	1.13	8/15/2040	205,000	126,836
U.S. Treasury Bonds	1.25	5/15/2050	550,000	276,493
U.S. Treasury Bonds	1.38	8/15/2050	795,000	411,428
U.S. Treasury Bonds	1.38	11/15/2040	570,000	366,036
U.S. Treasury Bonds	1.63	11/15/2050	2,560,000	1,415,550
U.S. Treasury Bonds(a)	1.75	8/15/2041	575,000	385,879
U.S. Treasury Bonds	1.88	2/15/2051	670,000	394,947
U.S. Treasury Bonds	1.88	2/15/2041	795,000	552,199
U.S. Treasury Bonds	1.88	11/15/2051	1,995,000	1,168,010
U.S. Treasury Bonds	2.00	2/15/2050	545,000	334,483
U.S. Treasury Bonds	2.00	8/15/2051	2,090,000	1,266,124
U.S. Treasury Bonds	2.00	11/15/2041	1,130,000	786,895
U.S. Treasury Bonds	2.25	8/15/2046	875,000	589,634
U.S. Treasury Bonds	2.25	8/15/2049	705,000	459,875
U.S. Treasury Bonds	2.25	2/15/2052	1,220,000	783,707
U.S. Treasury Bonds(a)	2.38	11/15/2049	785,000	525,766
U.S. Treasury Bonds	2.38	5/15/2051	1,975,000	1,312,758
U.S. Treasury Bonds	2.50	5/15/2046	675,000	479,355
U.S. Treasury Bonds	2.50	2/15/2045	800,000	576,281
U.S. Treasury Bonds	2.75	11/15/2042	982,000	761,280
U.S. Treasury Bonds	2.75	8/15/2042	175,000	136,206
U.S. Treasury Bonds	2.75	8/15/2047	1,330,000	978,329
U.S. Treasury Bonds	2.88	5/15/2043	1,575,000	1,236,436
U.S. Treasury Bonds	2.88	11/15/2046	385,000	291,758
U.S. Treasury Bonds	2.88	5/15/2049	2,271,000	1,691,274
U.S. Treasury Bonds	2.88	5/15/2052	1,415,000	1,045,663
U.S. Treasury Bonds	3.00	5/15/2042	320,000	259,850
U.S. Treasury Bonds	3.00	2/15/2047	1,135,000	877,586
U.S. Treasury Bonds	3.00	5/15/2045	510,000	400,469
U.S. Treasury Bonds(a)	3.00	8/15/2048	875,000	669,700
U.S. Treasury Bonds	3.00	2/15/2049	185,000	141,203
U.S. Treasury Bonds	3.00	8/15/2052	1,160,000	879,946
U.S. Treasury Bonds	3.13	11/15/2041	290,000	242,524
U.S. Treasury Bonds	3.13	8/15/2044	1,001,000	806,626
U.S. Treasury Bonds	3.13	2/15/2042	175,000	145,578
U.S. Treasury Bonds	3.13	2/15/2043	165,000	135,203
U.S. Treasury Bonds	3.25	5/15/2042	365,000	307,284
U.S. Treasury Bonds	3.38	5/15/2044	915,000	769,565
U.S. Treasury Bonds	3.38	11/15/2048	1,415,000	1,157,978
U.S. Treasury Bonds	3.38	8/15/2042	540,000	461,721
U.S. Treasury Bonds(a)	3.50	2/15/2039	640,000	581,150
U.S. Treasury Bonds	3.63	2/15/2044	1,723,000	1,506,212
U.S. Treasury Bonds	3.63	8/15/2043	615,000	539,999

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
U.S. Treasury Securities — 43.3% (continued)
U.S. Treasury Bonds	3.63	2/15/2053	300,000	257,531
U.S. Treasury Bonds(a)	3.63	5/15/2053	1,670,000	1,434,602
U.S. Treasury Bonds	3.75	8/15/2041	1,785,000	1,630,346
U.S. Treasury Bonds	3.75	11/15/2043	1,730,000	1,543,417
U.S. Treasury Bonds	3.88	8/15/2040	625,000	584,338
U.S. Treasury Bonds	3.88	2/15/2043	1,060,000	969,569
U.S. Treasury Bonds	3.88	5/15/2043	1,055,000	962,358
U.S. Treasury Bonds	4.00	11/15/2042	385,000	359,133
U.S. Treasury Bonds	4.00	11/15/2052	560,000	514,697
U.S. Treasury Bonds	4.13	8/15/2053	1,595,000	1,499,175
U.S. Treasury Bonds(a)	4.13	8/15/2044	600,000	563,531
U.S. Treasury Bonds	4.25	5/15/2039	880,000	865,700
U.S. Treasury Bonds	4.25	11/15/2040	330,000	322,369
U.S. Treasury Bonds	4.25	2/15/2054	420,000	403,823
U.S. Treasury Bonds	4.25	8/15/2054	1,480,000	1,424,384
U.S. Treasury Bonds	4.38	11/15/2039	655,000	651,392
U.S. Treasury Bonds	4.38	5/15/2041	890,000	880,996
U.S. Treasury Bonds	4.38	2/15/2038	40,000	40,184
U.S. Treasury Bonds	4.38	5/15/2040	130,000	129,124
U.S. Treasury Bonds	4.38	8/15/2043	465,000	453,593
U.S. Treasury Bonds	4.50	8/15/2039	100,000	100,894
U.S. Treasury Bonds	4.50	5/15/2038	105,000	106,678
U.S. Treasury Bonds	4.50	2/15/2044	335,000	331,441
U.S. Treasury Bonds	4.63	5/15/2054	1,500,000	1,535,391
U.S. Treasury Bonds	4.63	5/15/2044	335,000	336,780
U.S. Treasury Bonds	4.75	2/15/2041	1,035,000	1,070,922
U.S. Treasury Bonds	4.75	11/15/2053	1,750,000	1,825,400
U.S. Treasury Bonds	5.38	2/15/2031	140,000	149,384
U.S. Treasury Bonds(a)	6.00	2/15/2026	1,490,000	1,525,009
U.S. Treasury Bonds	6.13	11/15/2027	85,000	89,861
U.S. Treasury Bonds(a)	6.50	11/15/2026	1,225,000	1,287,255
U.S. Treasury Bonds	6.75	8/15/2026	1,405,000	1,469,570
U.S. Treasury Notes	0.38	7/31/2027	1,200,000	1,083,844
U.S. Treasury Notes	0.38	1/31/2026	1,205,000	1,148,798
U.S. Treasury Notes	0.50	4/30/2027	935,000	855,160
U.S. Treasury Notes	0.50	10/31/2027	1,000,000	898,457
U.S. Treasury Notes	0.50	2/28/2026	440,000	418,799
U.S. Treasury Notes	0.63	8/15/2030	3,031,000	2,479,382
U.S. Treasury Notes	0.63	11/30/2027	765,000	687,932
U.S. Treasury Notes	0.63	12/31/2027	2,170,000	1,945,710
U.S. Treasury Notes	0.63	7/31/2026	1,585,000	1,490,829
U.S. Treasury Notes(a)	0.75	3/31/2026	1,530,000	1,457,564
U.S. Treasury Notes	0.75	8/31/2026	165,000	155,123
U.S. Treasury Notes(a)	0.88	9/30/2026	505,000	474,789
U.S. Treasury Notes	1.00	7/31/2028	1,145,000	1,020,705
U.S. Treasury Notes	1.13	8/31/2028	2,115,000	1,889,827
U.S. Treasury Notes	1.13	10/31/2026	2,890,000	2,723,599
U.S. Treasury Notes	1.25	3/31/2028	1,265,000	1,149,297

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
U.S. Treasury Securities — 43.3% (continued)
U.S. Treasury Notes	1.25	4/30/2028	1,530,000	1,386,891
U.S. Treasury Notes	1.25	5/31/2028	2,410,000	2,179,544
U.S. Treasury Notes	1.25	8/15/2031	3,620,000	2,989,894
U.S. Treasury Notes	1.25	9/30/2028	2,500,000	2,239,502
U.S. Treasury Notes	1.25	11/30/2026	1,910,000	1,800,660
U.S. Treasury Notes	1.25	12/31/2026	1,320,000	1,242,192
U.S. Treasury Notes	1.38	10/31/2028	1,650,000	1,482,325
U.S. Treasury Notes	1.38	11/15/2031	4,030,000	3,334,195
U.S. Treasury Notes(a)	1.38	12/31/2028	1,500,000	1,341,797
U.S. Treasury Notes	1.50	1/31/2027	755,000	712,679
U.S. Treasury Notes	1.50	2/15/2030	1,105,000	965,515
U.S. Treasury Notes	1.50	11/30/2028	1,100,000	991,160
U.S. Treasury Notes	1.63	5/15/2026	1,000,000	961,992
U.S. Treasury Notes	1.63	5/15/2031	1,200,000	1,023,609
U.S. Treasury Notes	1.75	1/31/2029	2,455,000	2,225,899
U.S. Treasury Notes	1.88	6/30/2026	1,746,000	1,682,094
U.S. Treasury Notes	1.88	2/28/2029	1,170,000	1,064,883
U.S. Treasury Notes	1.88	2/15/2032	3,395,000	2,894,967
U.S. Treasury Notes	1.88	2/28/2027	2,325,000	2,209,477
U.S. Treasury Notes	2.00	11/15/2026	1,065,000	1,020,986
U.S. Treasury Notes	2.25	2/15/2027	1,510,000	1,448,066
U.S. Treasury Notes	2.25	8/15/2027	1,075,000	1,022,048
U.S. Treasury Notes	2.25	11/15/2027	500,000	473,301
U.S. Treasury Notes	2.25	3/31/2026	1,450,000	1,411,173
U.S. Treasury Notes(a)	2.38	5/15/2027	1,375,000	1,317,261
U.S. Treasury Notes	2.38	4/30/2026	326,200	317,644
U.S. Treasury Notes	2.38	5/15/2029	1,300,000	1,205,242
U.S. Treasury Notes	2.38	3/31/2029	1,585,000	1,471,604
U.S. Treasury Notes	2.50	3/31/2027	1,395,000	1,343,941
U.S. Treasury Notes	2.63	1/31/2026	480,000	470,644
U.S. Treasury Notes	2.63	2/15/2029	1,950,000	1,833,267
U.S. Treasury Notes	2.63	7/31/2029	1,745,000	1,630,450
U.S. Treasury Notes	2.75	2/15/2028	65,000	62,225
U.S. Treasury Notes(a)	2.75	4/30/2027	860,000	832,184
U.S. Treasury Notes	2.75	7/31/2027	700,000	675,076
U.S. Treasury Notes	2.75	8/15/2032	2,830,000	2,550,869
U.S. Treasury Notes	2.88	4/30/2029	1,480,000	1,402,358
U.S. Treasury Notes	2.88	5/15/2032	2,975,000	2,713,816
U.S. Treasury Notes	3.13	11/15/2028	1,095,000	1,053,082
U.S. Treasury Notes	3.13	8/31/2027	600,000	584,109
U.S. Treasury Notes	3.25	6/30/2029	1,385,000	1,331,439
U.S. Treasury Notes	3.25	6/30/2027	2,190,000	2,142,308
U.S. Treasury Notes	3.38	5/15/2033	405,000	379,466
U.S. Treasury Notes	3.38	9/15/2027	1,180,000	1,156,538
U.S. Treasury Notes	3.50	1/31/2028	1,125,000	1,103,489
U.S. Treasury Notes	3.50	2/15/2033	3,130,000	2,965,492
U.S. Treasury Notes	3.50	4/30/2030	230,000	222,363
U.S. Treasury Notes	3.50	4/30/2028	1,125,000	1,101,621

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
U.S. Treasury Securities — 43.3% (continued)
U.S. Treasury Notes(a)	3.50	9/30/2029	2,020,000	1,962,083
U.S. Treasury Notes	3.50	9/30/2026	1,405,000	1,387,986
U.S. Treasury Notes	3.50	10/15/2027	1,150,000	1,142,139
U.S. Treasury Notes	3.63	3/31/2030	180,000	175,191
U.S. Treasury Notes	3.63	3/31/2028	1,060,000	1,042,920
U.S. Treasury Notes	3.63	5/15/2026	1,990,000	1,972,549
U.S. Treasury Notes	3.63	5/31/2028	1,000,000	982,734
U.S. Treasury Notes	3.63	8/31/2029	1,435,000	1,402,656
U.S. Treasury Notes	3.75	4/15/2026	1,045,000	1,038,101
U.S. Treasury Notes	3.75	6/30/2030	1,250,000	1,222,534
U.S. Treasury Notes	3.75	12/31/2028	655,000	644,676
U.S. Treasury Notes	3.75	8/31/2026	1,255,000	1,245,587
U.S. Treasury Notes	3.75	8/31/2031	2,000,000	1,943,750
U.S. Treasury Notes	3.75	12/31/2030	90,000	87,776
U.S. Treasury Notes	3.88	9/30/2029	370,000	365,180
U.S. Treasury Notes	3.88	11/30/2029	405,000	399,589
U.S. Treasury Notes	3.88	11/30/2027	995,000	987,635
U.S. Treasury Notes	3.88	12/31/2027	1,035,000	1,027,258
U.S. Treasury Notes	3.88	8/15/2033	1,525,000	1,481,097
U.S. Treasury Notes(a)	3.88	8/15/2034	2,505,000	2,423,979
U.S. Treasury Notes	4.00	10/31/2029	395,000	392,007
U.S. Treasury Notes	4.00	12/15/2025	1,095,000	1,091,664
U.S. Treasury Notes	4.00	2/29/2028	1,265,000	1,259,466
U.S. Treasury Notes	4.00	2/28/2030	1,370,000	1,358,762
U.S. Treasury Notes(a)	4.00	2/15/2026	1,255,000	1,251,372
U.S. Treasury Notes	4.00	6/30/2028	1,800,000	1,791,105
U.S. Treasury Notes	4.00	7/31/2030	860,000	851,702
U.S. Treasury Notes(a)	4.00	1/31/2029	1,500,000	1,490,537
U.S. Treasury Notes	4.00	2/15/2034	990,000	968,885
U.S. Treasury Notes	4.00	7/31/2029	1,555,000	1,544,856
U.S. Treasury Notes	4.00	10/31/2029	1,850,000	1,848,049
U.S. Treasury Notes	4.00	10/31/2026	1,200,000	1,199,203
U.S. Treasury Notes	4.13	9/30/2027	965,000	965,283
U.S. Treasury Notes	4.13	10/31/2027	1,410,000	1,410,055
U.S. Treasury Notes	4.13	11/15/2032	1,775,000	1,761,826
U.S. Treasury Notes	4.13	6/15/2026	1,985,000	1,982,519
U.S. Treasury Notes	4.13	7/31/2028	785,000	784,095
U.S. Treasury Notes	4.13	2/15/2027	1,130,000	1,129,581
U.S. Treasury Notes	4.13	3/31/2029	1,290,000	1,288,136
U.S. Treasury Notes	4.13	3/31/2031	2,600,000	2,586,391
U.S. Treasury Notes	4.13	8/15/2027	1,190,000	1,178,286
U.S. Treasury Notes	4.13	10/31/2031	870,000	865,038
U.S. Treasury Notes	4.25	12/31/2025	1,260,000	1,259,409
U.S. Treasury Notes(a)	4.25	2/28/2029	1,335,000	1,339,980
U.S. Treasury Notes(a)	4.25	2/28/2031	1,295,000	1,297,555
U.S. Treasury Notes	4.25	1/31/2026	865,000	864,899
U.S. Treasury Notes	4.25	3/15/2027	1,165,000	1,168,208
U.S. Treasury Notes	4.25	6/30/2029	1,450,000	1,455,381

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
U.S. Treasury Securities — 43.3% (continued)
U.S. Treasury Notes	4.38	8/31/2028	1,125,000	1,133,350
U.S. Treasury Notes	4.38	8/15/2026	825,000	827,755
U.S. Treasury Notes	4.38	11/30/2028	1,235,000	1,244,745
U.S. Treasury Notes	4.38	11/30/2030	1,405,000	1,417,623
U.S. Treasury Notes	4.38	12/15/2026	315,000	316,440
U.S. Treasury Notes	4.38	5/15/2034	3,120,000	3,142,669
U.S. Treasury Notes	4.38	7/15/2027	1,090,000	1,096,770
U.S. Treasury Notes	4.38	7/31/2026	2,665,000	2,673,120
U.S. Treasury Notes	4.50	11/15/2025	115,000	115,219
U.S. Treasury Notes	4.50	7/15/2026	1,985,000	1,994,886
U.S. Treasury Notes	4.50	11/15/2033	1,390,000	1,413,456
U.S. Treasury Notes	4.50	3/31/2026	1,375,000	1,379,807
U.S. Treasury Notes	4.50	5/15/2027	1,210,000	1,220,517
U.S. Treasury Notes	4.50	5/31/2029	1,355,000	1,374,716
U.S. Treasury Notes(a)	4.50	4/15/2027	1,500,000	1,512,744
U.S. Treasury Notes	4.63	3/15/2026	1,400,000	1,407,137
U.S. Treasury Notes	4.63	9/15/2026	2,065,000	2,081,657
U.S. Treasury Notes	4.63	9/30/2028	1,185,000	1,204,650
U.S. Treasury Notes	4.63	9/30/2030	170,000	173,772
U.S. Treasury Notes	4.63	11/15/2026	35,000	35,317
U.S. Treasury Notes	4.63	2/28/2026	800,000	803,687
U.S. Treasury Notes	4.63	4/30/2031	2,215,000	2,265,616
U.S. Treasury Notes	4.63	4/30/2029	2,050,000	2,089,198
U.S. Treasury Notes	4.63	5/31/2031	1,000,000	1,022,715
U.S. Treasury Notes	4.63	6/30/2026	2,500,000	2,516,797
U.S. Treasury Notes	4.63	6/15/2027	1,200,000	1,214,859
U.S. Treasury Notes	4.88	10/31/2028	900,000	923,432
U.S. Treasury Notes(a)	4.88	10/31/2030	1,200,000	1,242,562
U.S. Treasury Notes(a)	4.88	11/30/2025	1,215,000	1,222,009
U.S. Treasury Notes	4.88	5/31/2026	1,525,000	1,540,161
U.S. Treasury Notes	4.88	4/30/2026	1,445,000	1,458,660
				242,947,644
Utilities — 2.3%
AEP Texas, Inc., Sr. Unscd. Notes, Ser. H	3.45	1/15/2050	200,000	138,240
Alabama Power Co., Sr. Unscd. Notes	3.13	7/15/2051	150,000	102,282
Alabama Power Co., Sr. Unscd. Notes, Ser. B	3.70	12/1/2047	100,000	77,509
Ameren Illinois Co., First Mortgage Bonds	1.55	11/15/2030	100,000	83,376
Ameren Illinois Co., First Mortgage Bonds	4.50	3/15/2049	100,000	88,190
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2047	110,000	84,727
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	150,000	120,957
Atmos Energy Corp., Sr. Unscd. Notes	1.50	1/15/2031	150,000	124,409
Atmos Energy Corp., Sr. Unscd. Notes	5.90	11/15/2033	200,000	212,963
Atmos Energy Corp., Sr. Unscd. Notes	6.20	11/15/2053	100,000	110,993
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.80	7/15/2048	200,000	153,311
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	5.15	11/15/2043	100,000	97,475
Commonwealth Edison Co., First Mortgage Bonds	4.00	3/1/2049	100,000	80,614
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. 6-B	6.20	6/15/2036	200,000	216,621
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	5.50	3/15/2034	100,000	103,752

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Utilities — 2.3% (continued)
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.75	3/15/2054	100,000	100,858
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.25	10/1/2039	100,000	106,696
Consumers Energy Co., First Mortgage Bonds	2.65	8/15/2052	58,000	36,521
Consumers Energy Co., First Mortgage Bonds	4.90	2/15/2029	100,000	101,080
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. A	1.45	4/15/2026	200,000	190,829
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. C	3.38	4/1/2030	200,000	185,308
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	100,000	107,196
DTE Electric Co., First Mortgage Bonds(a)	2.95	3/1/2050	100,000	66,955
DTE Electric Co., First Mortgage Bonds, Ser. C	2.63	3/1/2031	150,000	133,130
Duke Energy Carolinas LLC, First Mortgage Bonds	3.20	8/15/2049	200,000	138,778
Duke Energy Corp., Sr. Unscd. Notes	4.50	8/15/2032	200,000	192,318
Duke Energy Corp., Sr. Unscd. Notes	5.45	6/15/2034	200,000	202,448
Duke Energy Florida LLC, First Mortgage Bonds	6.40	6/15/2038	150,000	164,603
Duke Energy Ohio, Inc., First Mortgage Bonds	5.65	4/1/2053	200,000	203,319
Duke Energy Progress LLC, First Mortgage Bonds	5.10	3/15/2034	100,000	100,776
Duke Energy Progress NC Storm Funding LLC, Sr. Scd. Notes, Ser. A2	2.39	7/1/2037	150,000	122,701
Emera US Finance LP, Gtd. Notes	4.75	6/15/2046	100,000	84,764
Entergy Arkansas LLC, First Mortgage Bonds	5.45	6/1/2034	100,000	103,269
Entergy Louisiana LLC, First Mortgage Bonds	1.60	12/15/2030	100,000	82,814
Entergy Texas, Inc., First Mortgage Bonds	5.80	9/1/2053	100,000	103,061
Evergy Kansas Central, Inc., First Mortgage Bonds	3.45	4/15/2050	150,000	107,243
Evergy Metro, Inc., General Ref. Mortgage Bonds	4.95	4/15/2033	100,000	99,057
FirstEnergy Transmission LLC, Sr. Unscd. Notes(b)	5.00	1/15/2035	100,000	98,092
Florida Power & Light Co., First Mortgage Bonds	3.99	3/1/2049	100,000	81,294
Florida Power & Light Co., First Mortgage Bonds	4.05	10/1/2044	200,000	168,746
Georgia Power Co., Sr. Unscd. Notes	3.25	3/30/2027	250,000	242,964
Hydro-Quebec, Govt. Gtd. Debs., Ser. HK	9.38	4/15/2030	20,000	24,229
Idaho Power Co., First Mortgage Notes, Ser. K	4.20	3/1/2048	217,000	177,799
Indiana Michigan Power Co., Sr. Unscd. Notes	6.05	3/15/2037	300,000	315,947
Interstate Power & Light Co., Sr. Unscd. Debs.	3.70	9/15/2046	150,000	115,422
Interstate Power & Light Co., Sr. Unscd. Notes	4.10	9/26/2028	150,000	146,440
National Rural Utilities Cooperative Finance Corp., Scd. Notes	4.15	12/15/2032	200,000	189,618
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	4.12	9/16/2027	100,000	99,028
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	4.45	3/13/2026	100,000	99,830
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	5.15	6/15/2029	100,000	101,678
NextEra Energy Capital Holdings, Inc., Gtd. Debs.	5.65	5/1/2079	150,000	149,147
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.90	2/28/2028	100,000	100,495
NextEra Energy Capital Holdings, Inc., Gtd. Notes(a)	5.00	2/28/2030	100,000	100,922
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.05	2/28/2033	100,000	99,431
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.25	2/28/2053	30,000	28,595
NiSource, Inc., Sr. Unscd. Notes	1.70	2/15/2031	150,000	124,027
Northern States Power Co., First Mortgage Bonds	5.65	6/15/2054	100,000	104,107
Ohio Power Co., Sr. Unscd. Notes	5.65	6/1/2034	100,000	102,269
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	4.95	9/15/2052	100,000	93,435
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	5.75	3/15/2029	170,000	176,584
Pacific Gas & Electric Co., First Mortgage Bonds	3.15	1/1/2026	310,000	303,272
Pacific Gas & Electric Co., First Mortgage Bonds	4.50	7/1/2040	215,000	186,560
Pacific Gas & Electric Co., First Mortgage Bonds	4.95	7/1/2050	245,000	215,080

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 100.7% (continued)
Utilities — 2.3% (continued)
PacifiCorp, First Mortgage Bonds	4.15	2/15/2050	150,000	117,943
PacifiCorp, First Mortgage Bonds	5.30	2/15/2031	100,000	101,505
PacifiCorp, First Mortgage Bonds	5.80	1/15/2055	100,000	100,126
PECO Energy Co., First Mortgage Bonds	2.85	9/15/2051	200,000	130,068
PECO Energy Co., First Mortgage Bonds	5.25	9/15/2054	100,000	98,206
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Notes, Ser. A2	4.72	6/1/2037	100,000	97,514
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Notes, Ser. A4	5.21	12/1/2047	100,000	98,640
PPL Electric Utilities Corp., First Mortgage Bonds	3.00	10/1/2049	100,000	68,196
Progress Energy, Inc., Sr. Unscd. Notes	7.75	3/1/2031	280,000	320,316
Public Service Electric & Gas Co., First Mortgage Bonds	5.45	8/1/2053	100,000	101,759
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	1.60	8/15/2030	200,000	166,924
Puget Sound Energy, Inc., Sr. Scd. Notes	3.25	9/15/2049	150,000	104,101
San Diego Gas & Electric Co., First Mortgage Bonds	4.95	8/15/2028	100,000	101,029
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. UUU	3.32	4/15/2050	100,000	70,239
Sempra, Sr. Unscd. Notes	4.00	2/1/2048	50,000	39,136
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	300,000	223,670
Southern California Edison Co., First Mortgage Bonds	5.95	11/1/2032	200,000	211,746
Southern California Edison Co., Sr. Unscd. Notes	6.65	4/1/2029	200,000	214,109
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. 21A	3.15	9/30/2051	200,000	132,673
Southwestern Electric Power Co., Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	150,000	146,402
Southwestern Public Service Co., First Mortgage Bonds	3.40	8/15/2046	200,000	143,423
Tampa Electric Co., Sr. Unscd. Notes	4.35	5/15/2044	100,000	85,420
The Connecticut Light and Power Company, First Mortgage Bonds	4.95	8/15/2034	200,000	198,414
Tucson Electric Power Co., Sr. Unscd. Notes	4.00	6/15/2050	150,000	118,760
Virginia Electric & Power Co., Sr. Unscd. Notes	5.30	8/15/2033	100,000	101,330
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. B	3.75	5/15/2027	300,000	294,365
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. C	4.63	5/15/2052	100,000	87,393
Washington Gas Light Co., Sr. Unscd. Notes, Ser. K	3.80	9/15/2046	150,000	117,614
WEC Energy Group, Inc., Sr. Unscd. Notes	5.15	10/1/2027	200,000	203,137
Wisconsin Electric Power Co., Sr. Unscd. Debs.	4.75	9/30/2032	100,000	100,170
Wisconsin Electric Power Co., Sr. Unscd. Notes	4.60	10/1/2034	100,000	96,919
Xcel Energy, Inc., Sr. Unscd. Notes	5.45	8/15/2033	100,000	100,919
Xcel Energy, Inc., Sr. Unscd. Notes	6.50	7/1/2036	200,000	218,373
				12,684,693
Total Bonds and Notes (cost: $602,252,372)				564,666,155

	1-Day Yield (%)	Shares
Investment Companies — 5.2%
Registered Investment Companies — 5.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $29,192,201)	4.95	29,192,201	29,192,201

Statement of Investments (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .8%
Registered Investment Companies — .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $4,309,145)	4.95	4,309,145	4,309,145
Total Investments (cost $635,753,718)		106.7%	598,167,501
Liabilities, Less Cash and Receivables		(6.7%)	(37,571,739)
Net Assets		100.0%	560,595,762

ACES—Alterntaive Credit Enhancement Securities
GO—Government Obligation
REIT—Real Estate Investment Trust
TBA—To be announced

(a)
Security, or portion thereof, on loan. At October 31, 2024, the value of the fund’s securities on loan was $31,607,553 and the value of the collateral was
$32,601,435, consisting of cash collateral of $4,309,145 and U.S. Government & Agency securities valued at $28,292,290.  In addition, the value of collateral may include pending sales that are also on loan.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities amounted to $818,846 or .2% of net assets.

(c)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(d)
Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)	Purchased on a forward commitment basis.
(f)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments

Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — (1.6)%
Federal Home Loan Mortgage Corp.
1.50%(a),(b)	(275,000)	(207,652)
2.50%(a),(b)	(2,750,000)	(2,335,659)
3.00%(a),(b)	(3,725,000)	(3,220,257)
3.50%(a),(b)	(1,550,000)	(1,385,870)
4.00%(a),(b)	(150,000)	(138,598)
Government National Mortgage Association II
2.50%(b)	(150,000)	(127,142)
3.00%(b)	(1,225,000)	(1,074,297)
3.50%(b)	(750,000)	(677,862)
Total Sale Commitments (Proceeds $9,338,475)		(9,167,337)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.

Affiliated Issuers
Description	Value ($) 10/31/2023	Purchases ($)†	Sales ($)	Value ($) 10/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 5.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 5.2%	28,005,579	116,291,995	(115,105,373)	29,192,201	1,426,966
Investment of Cash Collateral for Securities Loaned - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .8%	8,065,980	43,081,048	(46,837,883)	4,309,145	65,556††
Total - 6.0%	36,071,559	159,373,043	(161,943,256)	33,501,346	1,492,522

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $31,607,553)—Note 1(b):
Unaffiliated issuers	602,252,372	564,666,155
Affiliated issuers	33,501,346	33,501,346
Receivable for investment securities sold		26,437,830
Dividends, interest and securities lending income receivable		4,471,231
Receivable for shares of Common Stock subscribed		650,745
		629,727,307
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		114,635
Cash overdraft due to Custodian		92,778
Payable for investment securities purchased		54,796,676
TBA sale commitments, at value (proceeds $9,338,475)—Note 4		9,167,337
Liability for securities on loan—Note 1(b)		4,309,145
Payable for shares of Common Stock redeemed		642,132
Directors’ fees and expenses payable		8,842
		69,131,545
Net Assets ($)		560,595,762
Composition of Net Assets ($):
Paid-in capital		647,245,208
Total distributable earnings (loss)		(86,649,446)
Net Assets ($)		560,595,762

Net Asset Value Per Share	Class I	Investor Shares
Net Assets ($)	347,311,150	213,284,612
Shares Outstanding	38,669,571	23,754,532
Net Asset Value Per Share ($)	8.98	8.98
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended October 31, 2024

Investment Income ($):
Income:
Dividends:
Affiliated issuers	1,426,966
Interest	20,397,193
Income from securities lending—Note 1(b)	65,556
Total Income	21,889,715
Expenses:
Management fee—Note 3(a)	851,295
Distribution fees—Note 3(b)	564,043
Directors’ fees—Notes 3(a) and 3(c)	69,500
Loan commitment fees—Note 2	13,567
Total Expenses	1,498,405
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(69,500)
Net Expenses	1,428,905
Net Investment Income	20,460,810
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(9,268,243)
Net change in unrealized appreciation (depreciation) on investments	44,269,517
Net Realized and Unrealized Gain (Loss) on Investments	35,001,274
Net Increase in Net Assets Resulting from Operations	55,462,084
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
Operations ($):
Net investment income	20,460,810	20,283,292
Net realized gain (loss) on investments	(9,268,243)	(17,364,474)
Net change in unrealized appreciation (depreciation) on investments	44,269,517	628,919
Net Increase (Decrease) in Net Assets Resulting from Operations	55,462,084	3,547,737
Distributions ($):
Distributions to shareholders:
Class I	(12,554,952)	(13,440,827)
Investor Shares	(7,726,878)	(6,649,340)
Total Distributions	(20,281,830)	(20,090,167)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class I	104,760,547	96,871,151
Investor Shares	50,452,562	54,214,174
Distributions reinvested:
Class I	11,432,206	11,784,299
Investor Shares	7,504,874	6,473,673
Cost of shares redeemed:
Class I	(136,924,628)	(175,274,645)
Investor Shares	(67,163,336)	(56,740,073)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(29,937,775)	(62,671,421)
Total Increase (Decrease) in Net Assets	5,242,479	(79,213,851)
Net Assets ($):
Beginning of Period	555,353,283	634,567,134
End of Period	560,595,762	555,353,283

Capital Share Transactions (Shares):
Class I(a)
Shares sold	11,650,525	10,784,920
Shares issued for distributions reinvested	1,274,919	1,319,374
Shares redeemed	(15,252,859)	(19,635,022)
Net Increase (Decrease) in Shares Outstanding	(2,327,415)	(7,530,728)
Investor Shares(a)
Shares sold	5,644,122	6,070,059
Shares issued for distributions reinvested	837,554	725,607
Shares redeemed	(7,459,839)	(6,365,839)
Net Increase (Decrease) in Shares Outstanding	(978,163)	429,827

(a)	During the period ended October 31, 2023, 783 Class Investor shares representing $6,925 were exchanged for 783 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended October 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	8.45	8.71	10.70	11.01	10.64
Investment Operations:
Net investment income(a)	.33	.29	.21	.19	.24
Net realized and unrealized gain (loss) on investments	.53	(.26 )	(1.88)	(.25 )	.40
Total from Investment Operations	.86	.03	(1.67)	(.06 )	.64
Distributions:
Dividends from net investment income	(.33 )	(.29 )	(.22 )	(.21 )	(.27 )
Dividends from net realized gain on investments	-	-	(.10 )	(.04 )	-
Total Distributions	(.33 )	(.29 )	(.32 )	(.25 )	(.27 )
Net asset value, end of period	8.98	8.45	8.71	10.70	11.01
Total Return (%)	10.24	.24	(15.94)	(.51 )	6.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.16	.17	.16	.16	.16
Ratio of net expenses to average net assets	.15	.15	.15	.15	.15
Ratio of net investment income to average net assets	3.71	3.28	2.15	1.71	2.23
Portfolio Turnover Rate(b)	169.29	160.90	248.23	183.21	133.65
Net Assets, end of period ($ x 1,000)	347,311	346,431	422,862	734,596	897,174

(a)	Based on average shares outstanding.
(b)
The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2024, 2023, 2022, 2021, and 2020 were 108.26%,
95.89%, 143.06%, 145.54%, and 113.32%, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Investor Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	8.45	8.71	10.70	11.00	10.64
Investment Operations:
Net investment income(a)	.31	.27	.19	.16	.22
Net realized and unrealized gain (loss) on investments	.53	(.26 )	(1.88)	(.24 )	.38
Total from Investment Operations	.84	.01	(1.69)	(.08 )	.60
Distributions:
Dividends from net investment income	(.31 )	(.27 )	(.20 )	(.18 )	(.24 )
Dividends from net realized gain on investments	-	-	(.10 )	(.04 )	-
Total Distributions	(.31 )	(.27 )	(.30 )	(.22 )	(.24 )
Net asset value, end of period	8.98	8.45	8.71	10.70	11.00
Total Return (%)	9.97	(.02 )	(16.15)	(.67 )	5.67
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.41	.42	.41	.41	.41
Ratio of net expenses to average net assets	.40	.40	.40	.40	.40
Ratio of net investment income to average net assets	3.46	3.05	1.91	1.46	2.01
Portfolio Turnover Rate(b)	169.29	160.90	248.23	183.21	133.65
Net Assets, end of period ($ x 1,000)	213,285	208,922	211,706	277,722	335,180

(a)	Based on average shares outstanding.
(b)
The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2024, 2023, 2022, 2021, and 2020 were 108.26%,
95.89%, 143.06%, 145.54%, and 113.32%, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Bond Market Index Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds IV, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to match the total return of the Bloomberg U.S. Aggregate Bond Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Class I and Investor. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution Plan fees. Investor shares are sold primarily to retail investors through financial intermediaries and bear Distribution Plan fees. Differences between the classes include the services offered to and the expenses borne by each class, as well as their minimum purchase and account balance requirements. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to the series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

NOTES TO FINANCIAL STATEMENTS (continued)
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of October 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	2,151,625	—	2,151,625
Commercial Mortgage-Backed	—	4,424,966	—	4,424,966
Corporate Bonds and Notes	—	146,934,154	—	146,934,154
Foreign Governmental	—	6,579,703	—	6,579,703
Municipal Securities	—	3,156,707	—	3,156,707
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	4,510,751	—	4,510,751
U.S. Government Agencies Mortgage-Backed	—	149,492,864	—	149,492,864
U.S. Government Agencies Obligations	—	4,467,741	—	4,467,741
U.S. Treasury Securities	—	242,947,644	—	242,947,644
Investment Companies	33,501,346	—	—	33,501,346
Liabilities ($)
Investments in Securities† U.S. Government Agencies Mortgage-Backed	—	(9,167,337)	—	(9,167,337)

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is

NOTES TO FINANCIAL STATEMENTS (continued)
either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2024, BNY earned $8,878 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Securities Lending	31,607,553	-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	31,607,553	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(31,607,553)†	-
Net amount	-	-

†
The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement.
In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by each relevant fund does not apply to the market value of such security or to shares of the fund itself.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes

NOTES TO FINANCIAL STATEMENTS (continued)
worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Mortgage-Related Securities Risk: Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage securities) the market prices for such securities are not guaranteed and will fluctuate. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid causing the fund to purchase new securities at current market rates, which usually will be lower. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates, known as prepayment risk, can reduce the fund’s potential price gain in response to falling interest rates, reduce the fund’s yield and/or cause the fund’s share price to fall. When interest rates rise, the effective duration of the fund’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and it potential for price declines.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(e) Dividends and distributions to shareholders:  Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $442,586, accumulated capital losses $47,600,264 and unrealized depreciation $39,491,768.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2024. The fund has $22,499,634 of short-term capital losses and $25,100,630 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows: ordinary income $20,281,830 and $20,090,167, respectively.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facil

NOTES TO FINANCIAL STATEMENTS (continued)
ity”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2024, the fund did not borrow under either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the Adviser provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services the fund. The Adviser also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Adviser a fee, calculated daily and paid monthly, at an annual rate of .15% of the value of the fund’s average daily net assets. The Adviser has agreed in its management agreement with the fund to: (1) pay all of the fund’s direct expenses, except management fees, Rule 12b-1 Distribution Plan fees and certain other expenses, including the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund’s allocable portion of the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended October 31, 2024, fees reimbursed by the Adviser amounted to $69,500.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Investor shares may pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities primarily intended to result in the sale of Investor shares. During the period ended October 31, 2024, Investor shares were charged $564,043 pursuant to the Distribution Plan.
Under its terms, the Distribution Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $72,777, Distribution Plan fees of $46,858, which are offset against an expense reimbursement currently in effect in the amount of $5,000.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended October 31, 2024, amounted to $964,472,389 and $994,418,341, respectively, of which $347,689,418 in purchases and $348,271,414 in sales were from mortgage dollar transactions.
Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions. The fund executes mortgage dollar rolls entirely in the To-Be-Announced (“TBA”) market.
TBA Securities: During the period ended October 31, 2024, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments. The proceeds and

NOTES TO FINANCIAL STATEMENTS (continued)
value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in receivable securities sold) and TBA sale commitments, at value, respectively.
At October 31, 2024, the cost of investments for federal income tax purposes was $637,830,412; accordingly, accumulated net unrealized depreciation on investments was $39,491,768, consisting of $2,414,221 gross unrealized appreciation and $41,905,989 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon Bond Market Index Fund and Board of Directors of BNY Mellon Investment Funds IV, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Bond Market Index Fund (the Fund), a series of BNY Mellon Investment Funds IV, Inc., including the statement of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
December 20, 2024

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund reports the maximum amount allowable but not less than 91.69% as interest-related dividends in accordance with Sections 871(k)(1) and881(e) of the Internal Revenue Code.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2024 BNY Mellon Securities Corporation
Code-0310NCSRAR1024

BNY Mellon Institutional S&P 500 Stock Index Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2024

Class	Ticker
I	DSPIX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Institutional S&P 500 Stock Index Fund
Statement of Investments
October 31, 2024

Description	Shares	Value ($)
Common Stocks — 99.5%
Automobiles & Components — 1.7%
Aptiv PLC (a)	10,079	572,789
BorgWarner, Inc.	8,638	290,496
Ford Motor Co.	147,375	1,516,489
General Motors Co.	42,625	2,163,645
Tesla, Inc. (a)	103,633	25,892,705
		30,436,124
Banks — 3.3%
Bank of America Corp.	252,147	10,544,787
Citigroup, Inc.	71,257	4,572,562
Citizens Financial Group, Inc.	17,067	718,862
Fifth Third Bancorp	25,668	1,121,178
Huntington Bancshares, Inc.	53,069	827,346
JPMorgan Chase & Co.	106,268	23,582,995
KeyCorp	34,480	594,780
M&T Bank Corp.	6,336	1,233,492
Regions Financial Corp.	33,214	792,818
The PNC Financial Services Group, Inc.	14,779	2,782,442
Truist Financial Corp.	49,511	2,131,449
U.S. Bancorp	57,951	2,799,613
Wells Fargo & Co.	127,133	8,253,474
		59,955,798
Capital Goods — 5.7%
3M Co.	20,434	2,625,156
A. O. Smith Corp.	4,308	323,531
Allegion PLC	3,089	431,317
AMETEK, Inc.	8,738	1,602,025
Axon Enterprise, Inc. (a)	2,739	1,159,966
Builders FirstSource, Inc. (a)	4,287	734,792
Carrier Global Corp.	31,675	2,303,406
Caterpillar, Inc.	18,111	6,813,358
Cummins, Inc.	5,187	1,706,419
Deere & Co.	9,572	3,873,693
Dover Corp.	5,081	961,986
Eaton Corp. PLC	14,869	4,930,263
Emerson Electric Co.	21,319	2,308,208
Fastenal Co.	21,634	1,691,346
Fortive Corp.	13,032	930,876
GE Vernova, Inc. (a)	10,422	3,143,901
Generac Holdings, Inc. (a)	2,357	390,201
General Dynamics Corp.	9,599	2,799,164
General Electric Co.	40,500	6,957,090
Honeywell International, Inc.	24,322	5,002,549
Howmet Aerospace, Inc.	14,775	1,473,363
Hubbell, Inc.	2,064	881,390
Huntington Ingalls Industries, Inc.	1,434	265,233
IDEX Corp.	2,763	593,050
Illinois Tool Works, Inc.	10,247	2,675,799
Ingersoll Rand, Inc.	15,129	1,452,384
3

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Capital Goods — 5.7% (continued)
Johnson Controls International PLC	25,334	1,913,984
L3Harris Technologies, Inc.	7,065	1,748,376
Lockheed Martin Corp.	7,923	4,326,354
Masco Corp.	8,139	650,387
Nordson Corp.	2,096	519,577
Northrop Grumman Corp.	5,110	2,601,092
Otis Worldwide Corp.	14,943	1,467,403
PACCAR, Inc.	19,394	2,022,406
Parker-Hannifin Corp.	4,795	3,040,366
Pentair PLC	6,121	606,714
Quanta Services, Inc.	5,554	1,675,253
Rockwell Automation, Inc.	4,180	1,114,848
RTX Corp.	49,685	6,011,388
Snap-on, Inc.	2,057	679,077
Stanley Black & Decker, Inc.	5,659	525,947
Textron, Inc.	7,106	571,465
The Boeing Company (a)	26,678	3,983,292
Trane Technologies PLC	8,418	3,116,007
TransDigm Group, Inc.	2,091	2,723,109
United Rentals, Inc.	2,512	2,041,754
W.W. Grainger, Inc.	1,637	1,815,810
Westinghouse Air Brake Technologies Corp.	6,654	1,250,819
Xylem, Inc.	8,930	1,087,495
		103,523,389
Commercial & Professional Services — 1.2%
Amentum Holdings, Inc. (a)	4,669	138,856
Automatic Data Processing, Inc.	15,231	4,405,414
Broadridge Financial Solutions, Inc.	4,426	933,266
Cintas Corp.	12,790	2,632,310
Copart, Inc. (a)	32,690	1,682,554
Dayforce, Inc. (a)	6,137	435,420
Equifax, Inc.	4,551	1,206,106
Jacobs Solutions, Inc.	4,669	656,368
Leidos Holdings, Inc.	5,042	923,493
Paychex, Inc.	11,939	1,663,461
Paycom Software, Inc.	1,879	392,767
Republic Services, Inc.	7,742	1,532,916
Rollins, Inc.	10,284	484,788
Veralto Corp.	8,613	880,163
Verisk Analytics, Inc.	5,401	1,483,763
Waste Management, Inc.	13,620	2,939,877
		22,391,522
Consumer Discretionary Distribution & Retail — 5.6%
Amazon.com, Inc. (a)	348,893	65,033,655
AutoZone, Inc. (a)	630	1,895,670
Best Buy Co., Inc.	7,099	641,963
CarMax, Inc. (a)	5,695	412,204
eBay, Inc.	18,545	1,066,523
Genuine Parts Co.	5,310	609,057
4

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Consumer Discretionary Distribution & Retail — 5.6% (continued)
LKQ Corp.	9,984	367,311
Lowe’s Cos., Inc.	21,284	5,572,790
O’Reilly Automotive, Inc. (a)	2,152	2,481,557
Pool Corp.	1,484	536,674
Ross Stores, Inc.	12,625	1,763,965
The Home Depot, Inc.	37,037	14,583,319
The TJX Companies, Inc.	42,212	4,771,222
Tractor Supply Co.	3,997	1,061,243
Ulta Beauty, Inc. (a)	1,775	654,940
		101,452,093
Consumer Durables & Apparel — .7%
D.R. Horton, Inc.	10,842	1,832,298
Deckers Outdoor Corp. (a)	5,766	927,692
Garmin Ltd.	5,809	1,152,215
Hasbro, Inc.	4,672	306,623
Lennar Corp., Cl. A	8,875	1,511,413
Lululemon Athletica, Inc. (a)	4,201	1,251,478
Mohawk Industries, Inc. (a)	1,987	266,794
NIKE, Inc., Cl. B	44,875	3,461,209
NVR, Inc. (a)	117	1,070,879
PulteGroup, Inc.	7,568	980,283
Ralph Lauren Corp.	1,515	299,864
Tapestry, Inc.	8,187	388,473
		13,449,221
Consumer Services — 2.0%
Airbnb, Inc., Cl. A (a)	16,672	2,247,219
Booking Holdings, Inc.	1,252	5,854,665
Caesars Entertainment, Inc. (a)	8,675	347,434
Carnival Corp. (a)	36,226	796,972
Chipotle Mexican Grill, Inc. (a)	51,110	2,850,405
Darden Restaurants, Inc.	4,432	709,209
Domino’s Pizza, Inc.	1,249	516,749
Expedia Group, Inc. (a)	4,728	739,034
Hilton Worldwide Holdings, Inc.	9,337	2,192,794
Las Vegas Sands Corp.	13,676	709,100
Marriott International, Inc., Cl. A	8,642	2,247,093
McDonald’s Corp.	26,793	7,826,503
MGM Resorts International (a)	8,756	322,834
Norwegian Cruise Line Holdings Ltd. (a)	13,960	353,746
Royal Caribbean Cruises Ltd.	8,982	1,853,436
Starbucks Corp.	42,326	4,135,250
Wynn Resorts Ltd.	3,546	340,487
Yum! Brands, Inc.	10,621	1,393,050
		35,435,980
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	16,559	14,475,547
Dollar General Corp.	8,436	675,217
Dollar Tree, Inc. (a)	7,168	463,340
Sysco Corp.	18,367	1,376,607
5

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Consumer Staples Distribution & Retail — 1.9% (continued)
Target Corp.	17,280	2,592,691
The Kroger Company	24,962	1,392,131
Walgreens Boots Alliance, Inc.	26,011	246,064
Walmart, Inc.	162,232	13,294,912
		34,516,509
Energy — 3.4%
APA Corp.	13,872	327,379
Baker Hughes Co.	37,676	1,434,702
Chevron Corp.	63,529	9,454,386
ConocoPhillips	43,373	4,751,078
Coterra Energy, Inc.	26,868	642,683
Devon Energy Corp.	23,749	918,611
Diamondback Energy, Inc.	6,885	1,217,062
EOG Resources, Inc.	21,120	2,575,795
EQT Corp.	20,837	761,384
Exxon Mobil Corp.	165,942	19,378,707
Halliburton Co.	32,306	896,168
Hess Corp.	10,348	1,391,599
Kinder Morgan, Inc.	73,231	1,794,892
Marathon Oil Corp.	20,578	570,011
Marathon Petroleum Corp.	12,693	1,846,451
Occidental Petroleum Corp.	25,536	1,279,609
ONEOK, Inc.	21,672	2,099,583
Phillips 66	15,874	1,933,771
Schlumberger NV	52,552	2,105,759
Targa Resources Corp.	8,121	1,355,882
The Williams Companies, Inc.	46,228	2,420,960
Valero Energy Corp.	12,150	1,576,584
		60,733,056
Equity Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities, Inc. (b)	5,904	658,591
American Tower Corp. (b)	17,446	3,725,419
AvalonBay Communities, Inc. (b)	5,202	1,152,815
BXP, Inc. (b)	5,752	463,381
Camden Property Trust (b)	4,151	480,644
Crown Castle, Inc. (b)	16,098	1,730,374
Digital Realty Trust, Inc. (b)	11,334	2,020,059
Equinix, Inc. (b)	3,535	3,210,063
Equity Residential (b)	12,939	910,517
Essex Property Trust, Inc. (b)	2,435	691,199
Extra Space Storage, Inc. (b)	8,037	1,312,442
Federal Realty Investment Trust (b)	2,716	301,041
Healthpeak Properties, Inc. (b)	27,169	609,944
Host Hotels & Resorts, Inc. (b)	27,376	471,962
Invitation Homes, Inc. (b)	21,298	668,970
Iron Mountain, Inc. (b)	10,725	1,327,004
Kimco Realty Corp. (b)	25,778	611,454
Mid-America Apartment Communities, Inc. (b)	4,186	633,509
Prologis, Inc. (b)	34,583	3,905,804
6

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Equity Real Estate Investment Trusts — 2.1% (continued)
Public Storage (b)	5,824	1,916,446
Realty Income Corp. (b)	32,164	1,909,577
Regency Centers Corp. (b)	5,967	426,283
SBA Communications Corp. (b)	3,991	915,815
Simon Property Group, Inc. (b)	11,300	1,911,056
UDR, Inc. (b)	11,383	480,249
Ventas, Inc. (b)	15,818	1,035,921
VICI Properties, Inc. (b)	39,806	1,264,239
Welltower, Inc. (b)	21,520	2,902,618
Weyerhaeuser Co. (b)	26,983	840,790
		38,488,186
Financial Services — 7.9%
American Express Co.	20,977	5,665,468
Ameriprise Financial, Inc.	3,616	1,845,245
Berkshire Hathaway, Inc., Cl. B (a)	68,418	30,851,045
BlackRock, Inc.	5,201	5,102,337
Blackstone, Inc.	26,895	4,511,636
Capital One Financial Corp.	14,455	2,353,129
Cboe Global Markets, Inc.	3,907	834,418
CME Group, Inc.	13,445	3,029,965
Corpay, Inc. (a)	2,673	881,342
Discover Financial Services	9,258	1,374,165
FactSet Research Systems, Inc.	1,459	662,474
Fidelity National Information Services, Inc.	20,039	1,798,099
Fiserv, Inc. (a)	21,504	4,255,642
Franklin Resources, Inc.	12,533	260,310
Global Payments, Inc.	9,287	963,155
Intercontinental Exchange, Inc.	21,444	3,342,476
Invesco Ltd.	16,154	280,110
Jack Henry & Associates, Inc.	2,679	487,390
KKR & Co., Inc.	25,190	3,482,266
MarketAxess Holdings, Inc.	1,440	416,765
Mastercard, Inc., Cl. A	30,816	15,395,365
Moody’s Corp.	5,824	2,644,329
Morgan Stanley	46,530	5,409,113
MSCI, Inc.	2,917	1,666,190
Nasdaq, Inc.	14,694	1,086,180
Northern Trust Corp.	7,760	780,035
PayPal Holdings, Inc. (a)	38,072	3,019,110
Raymond James Financial, Inc.	7,048	1,044,655
S&P Global, Inc.	11,960	5,745,106
State Street Corp.	11,294	1,048,083
Synchrony Financial	15,175	836,750
T. Rowe Price Group, Inc.	8,552	939,523
The Bank of New York Mellon Corp.	27,987	2,109,100
The Charles Schwab Corp.	55,798	3,952,172
The Goldman Sachs Group, Inc.	11,795	6,107,333
Visa, Inc., Cl. A	62,392	18,084,321
		142,264,802
7

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Food, Beverage & Tobacco — 2.6%
Altria Group, Inc.	63,640	3,465,834
Archer-Daniels-Midland Co.	18,134	1,001,178
Brown-Forman Corp., Cl. B	6,364	280,207
Bunge Global SA	5,118	430,014
Campbell Soup Co.	7,552	352,301
Conagra Brands, Inc.	18,116	524,277
Constellation Brands, Inc., Cl. A	5,942	1,380,564
General Mills, Inc.	21,110	1,435,902
Hormel Foods Corp.	11,645	355,755
Kellanova	10,180	821,017
Keurig Dr. Pepper, Inc.	38,689	1,274,803
Lamb Weston Holdings, Inc.	5,544	430,713
McCormick & Co., Inc.	9,641	754,312
Molson Coors Beverage Co., Cl. B	6,514	354,818
Mondelez International, Inc., Cl. A	49,893	3,416,673
Monster Beverage Corp. (a)	25,835	1,360,988
PepsiCo, Inc.	51,304	8,520,568
Philip Morris International, Inc.	58,073	7,706,287
The J.M. Smucker Company	4,030	457,445
The Coca-Cola Company	144,878	9,461,982
The Hershey Company	5,663	1,005,636
The Kraft Heinz Company	30,777	1,029,798
Tyson Foods, Inc., Cl. A	10,305	603,770
		46,424,842
Health Care Equipment & Services — 4.6%
Abbott Laboratories	64,986	7,367,463
Align Technology, Inc. (a)	2,698	553,171
Baxter International, Inc.	18,461	659,058
Becton, Dickinson and Co.	10,763	2,514,129
Boston Scientific Corp. (a)	55,003	4,621,352
Cardinal Health, Inc.	9,275	1,006,523
Cencora, Inc.	6,317	1,440,781
Centene Corp. (a)	19,950	1,242,087
CVS Health Corp.	46,861	2,645,772
DaVita, Inc. (a)	1,875	262,144
Dexcom, Inc. (a)	15,303	1,078,555
Edwards Lifesciences Corp. (a)	22,262	1,491,777
Elevance Health, Inc.	8,661	3,514,287
GE HealthCare Technologies, Inc.	16,107	1,406,947
HCA Healthcare, Inc.	6,912	2,479,611
Henry Schein, Inc. (a)	4,992	350,588
Hologic, Inc. (a)	8,750	707,613
Humana, Inc.	4,543	1,171,322
IDEXX Laboratories, Inc. (a)	3,121	1,269,997
Insulet Corp. (a)	2,659	615,638
Intuitive Surgical, Inc. (a)	13,248	6,674,872
Labcorp Holdings, Inc.	3,238	739,138
McKesson Corp.	4,800	2,402,832
Medtronic PLC	47,906	4,275,611
8

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Health Care Equipment & Services — 4.6% (continued)
Molina Healthcare, Inc. (a)	2,199	706,363
Quest Diagnostics, Inc.	3,986	617,152
ResMed, Inc.	5,422	1,314,672
Solventum Corp. (a)	4,813	349,328
STERIS PLC	3,688	818,183
Stryker Corp.	12,785	4,555,040
Teleflex, Inc.	1,854	372,765
The Cigna Group	10,441	3,286,931
The Cooper Companies, Inc. (a)	7,502	785,309
UnitedHealth Group, Inc.	34,490	19,469,605
Universal Health Services, Inc., Cl. B	2,292	468,279
Zimmer Biomet Holdings, Inc.	7,834	837,611
		84,072,506
Household & Personal Products — 1.3%
Church & Dwight Co., Inc.	9,227	921,870
Colgate-Palmolive Co.	30,462	2,854,594
Kenvue, Inc.	70,707	1,621,312
Kimberly-Clark Corp.	12,773	1,713,881
The Clorox Company	4,705	745,978
The Estee Lauder Companies, Inc., Cl. A	8,560	590,126
The Procter & Gamble Company	87,925	14,523,451
		22,971,212
Insurance — 2.1%
Aflac, Inc.	18,626	1,951,819
American International Group, Inc.	24,422	1,853,141
Aon PLC, Cl. A	8,081	2,964,676
Arch Capital Group Ltd. (a)	14,117	1,391,372
Arthur J. Gallagher & Co.	8,115	2,281,938
Assurant, Inc.	1,964	376,499
Brown & Brown, Inc.	9,102	952,433
Chubb Ltd.	14,031	3,962,916
Cincinnati Financial Corp.	6,024	848,360
Erie Indemnity Co., Cl. A	946	424,603
Everest Group Ltd.	1,568	557,596
Globe Life, Inc.	2,787	294,307
Loews Corp.	6,527	515,372
Marsh & McLennan Cos., Inc.	18,367	4,008,414
MetLife, Inc.	22,310	1,749,550
Principal Financial Group, Inc.	8,106	667,934
Prudential Financial, Inc.	13,334	1,633,148
The Allstate Corp.	10,025	1,869,863
The Hartford Financial Services Group, Inc.	11,113	1,227,320
The Progressive Corp.	21,875	5,311,906
The Travelers Companies, Inc.	8,640	2,124,922
W. R. Berkley Corp.	11,139	636,817
Willis Towers Watson PLC	3,738	1,129,586
		38,734,492
Materials — 2.2%
Air Products and Chemicals, Inc.	8,420	2,614,663
9

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Materials — 2.2% (continued)
Albemarle Corp.	4,190	396,919
Amcor PLC	52,155	580,485
Avery Dennison Corp.	3,060	633,512
Ball Corp.	11,513	682,145
Celanese Corp.	3,907	492,165
CF Industries Holdings, Inc.	6,787	558,095
Corteva, Inc.	25,590	1,558,943
Dow, Inc.	26,367	1,302,002
DuPont de Nemours, Inc.	15,783	1,309,831
Eastman Chemical Co.	4,517	474,692
Ecolab, Inc.	9,390	2,307,405
FMC Corp.	4,466	290,245
Freeport-McMoRan, Inc.	53,400	2,404,068
International Flavors & Fragrances, Inc.	9,663	960,792
International Paper Co.	13,336	740,681
Linde PLC	17,955	8,190,173
LyondellBasell Industries NV, Cl. A	9,631	836,452
Martin Marietta Materials, Inc.	2,318	1,373,044
Newmont Corp.	42,495	1,930,973
Nucor Corp.	9,001	1,276,702
Packaging Corp. of America	3,252	744,513
PPG Industries, Inc.	8,886	1,106,396
Smurfit WestRock PLC	18,520	953,780
Steel Dynamics, Inc.	5,442	710,181
The Mosaic Company	11,600	310,416
The Sherwin-Williams Company	8,659	3,106,589
Vulcan Materials Co.	4,816	1,319,247
		39,165,109
Media & Entertainment — 8.1%
Alphabet, Inc., Cl. C	179,398	30,980,241
Alphabet, Inc., Cl. A	218,837	37,445,199
Charter Communications, Inc., Cl. A (a)	3,682	1,206,260
Comcast Corp., Cl. A	144,287	6,301,013
Electronic Arts, Inc.	9,119	1,375,601
Fox Corp., Cl. A	8,973	376,866
Fox Corp., Cl. B	4,002	155,918
Live Nation Entertainment, Inc. (a)	5,667	663,832
Match Group, Inc. (a)	10,082	363,254
Meta Platforms, Inc., Cl. A	81,601	46,315,096
Netflix, Inc. (a)	16,030	12,119,161
News Corporation, Cl. A	13,182	359,209
News Corporation, Cl. B	5,214	151,414
Omnicom Group, Inc.	7,547	762,247
Paramount Global, Cl. B	20,073	219,599
Take-Two Interactive Software, Inc. (a)	5,911	955,927
The Interpublic Group of Companies, Inc.	13,369	393,049
The Walt Disney Company	67,738	6,516,396
Warner Bros Discovery, Inc. (a)	86,422	702,611
		147,362,893
10

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 6.5%
AbbVie, Inc.	65,974	13,450,119
Agilent Technologies, Inc.	11,065	1,441,880
Amgen, Inc.	20,070	6,425,611
Biogen, Inc. (a)	5,559	967,266
Bio-Techne Corp.	6,107	450,391
Bristol-Myers Squibb Co.	75,724	4,223,127
Catalent, Inc. (a)	6,282	368,125
Charles River Laboratories International, Inc. (a)	1,958	349,660
Danaher Corp.	24,008	5,897,805
Eli Lilly & Co.	29,464	24,447,459
Gilead Sciences, Inc.	46,501	4,130,219
Incyte Corp. (a)	6,172	457,469
IQVIA Holdings, Inc. (a)	6,568	1,351,826
Johnson & Johnson	89,912	14,373,332
Merck & Co., Inc.	94,676	9,687,248
Mettler-Toledo International, Inc. (a)	786	1,015,316
Moderna, Inc. (a)	12,449	676,728
Pfizer, Inc.	211,654	5,989,808
Regeneron Pharmaceuticals, Inc. (a)	3,964	3,322,625
Revvity, Inc.	4,623	548,242
Thermo Fisher Scientific, Inc.	14,268	7,794,894
Vertex Pharmaceuticals, Inc. (a)	9,640	4,588,447
Viatris, Inc.	45,117	523,357
Waters Corp. (a)	2,251	727,321
West Pharmaceutical Services, Inc.	2,622	807,392
Zoetis, Inc.	16,902	3,021,740
		117,037,407
Real Estate Management & Development — .2%
CBRE Group, Inc., Cl. A (a)	11,350	1,486,510
CoStar Group, Inc. (a)	15,589	1,134,723
		2,621,233
Semiconductors & Semiconductor Equipment — 11.4%
Advanced Micro Devices, Inc. (a)	60,451	8,709,176
Analog Devices, Inc.	18,534	4,135,121
Applied Materials, Inc.	30,925	5,615,362
Broadcom, Inc.	173,862	29,516,552
Enphase Energy, Inc. (a)	4,984	413,871
First Solar, Inc. (a)	4,060	789,589
Intel Corp.	159,375	3,429,750
KLA Corp.	5,021	3,345,141
Lam Research Corp.	48,700	3,620,845
Microchip Technology, Inc.	20,347	1,492,859
Micron Technology, Inc.	41,416	4,127,104
Monolithic Power Systems, Inc.	1,814	1,377,370
NVIDIA Corp.	918,822	121,982,809
NXP Semiconductors NV	9,481	2,223,295
ON Semiconductor Corp. (a)	15,645	1,102,816
Qorvo, Inc. (a)	3,472	247,415
QUALCOMM, Inc.	41,608	6,772,534
11

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Semiconductors & Semiconductor Equipment — 11.4% (continued)
Skyworks Solutions, Inc.	5,745	503,147
Teradyne, Inc.	5,921	628,869
Texas Instruments, Inc.	34,103	6,928,365
		206,961,990
Software & Services — 11.2%
Accenture PLC, Cl. A	23,396	8,067,409
Adobe, Inc. (a)	16,561	7,917,483
Akamai Technologies, Inc. (a)	5,839	590,206
ANSYS, Inc. (a)	3,274	1,049,022
Autodesk, Inc. (a)	8,093	2,296,793
Cadence Design Systems, Inc. (a)	10,325	2,850,939
Cognizant Technology Solutions Corp., Cl. A	18,743	1,398,040
Crowdstrike Holdings, Inc., Cl. A (a)	8,756	2,599,394
EPAM Systems, Inc. (a)	1,993	375,980
Fair Isaac Corp. (a)	903	1,799,778
Fortinet, Inc. (a)	23,491	1,847,802
Gartner, Inc. (a)	2,922	1,468,305
Gen Digital, Inc.	20,101	585,140
GoDaddy, Inc., Cl. A (a)	5,182	864,358
International Business Machines Corp.	34,405	7,112,202
Intuit, Inc.	10,441	6,372,142
Microsoft Corp.	277,628	112,814,138
Oracle Corp.	59,701	10,020,216
Palantir Technologies, Inc., Cl. A (a)	74,906	3,113,093
Palo Alto Networks, Inc. (a)	12,094	4,357,831
PTC, Inc. (a)	4,356	807,298
Roper Technologies, Inc.	3,986	2,143,392
Salesforce, Inc.	36,193	10,545,554
ServiceNow, Inc. (a)	7,694	7,178,425
Synopsys, Inc. (a)	5,711	2,933,227
Tyler Technologies, Inc. (a)	1,554	941,087
Verisign, Inc. (a)	3,060	541,130
		202,590,384
Technology Hardware & Equipment — 8.9%
Amphenol Corp., Cl. A	44,878	3,007,724
Apple, Inc.	567,882	128,290,223
Arista Networks, Inc. (a)	9,685	3,742,671
CDW Corp.	5,066	953,573
Cisco Systems, Inc.	150,478	8,241,680
Corning, Inc.	29,110	1,385,345
Dell Technologies, Inc., Cl. C	10,910	1,348,803
F5, Inc. (a)	2,172	507,987
Hewlett Packard Enterprise Co.	48,878	952,632
HP, Inc.	34,505	1,225,618
Jabil, Inc.	4,302	529,533
Juniper Networks, Inc.	12,713	494,536
Keysight Technologies, Inc. (a)	6,550	976,015
Motorola Solutions, Inc.	6,232	2,800,349
NetApp, Inc.	7,702	888,118
12

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Technology Hardware & Equipment — 8.9% (continued)
Seagate Technology Holdings PLC	7,685	771,343
Super Micro Computer, Inc. (a)	19,200	558,912
TE Connectivity PLC	11,323	1,669,237
Teledyne Technologies, Inc. (a)	1,774	807,738
Trimble, Inc. (a)	9,449	571,664
Western Digital Corp. (a)	12,525	818,008
Zebra Technologies Corp., Cl. A (a)	1,902	726,507
		161,268,216
Telecommunication Services — .9%
AT&T, Inc.	267,812	6,036,482
T-Mobile US, Inc.	18,304	4,084,721
Verizon Communications, Inc.	157,228	6,624,016
		16,745,219
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	4,413	454,715
CSX Corp.	73,527	2,473,448
Delta Air Lines, Inc.	23,554	1,347,760
Expeditors International of Washington, Inc.	5,331	634,389
FedEx Corp.	8,347	2,285,826
J.B. Hunt Transport Services, Inc.	3,014	544,389
Norfolk Southern Corp.	8,390	2,101,108
Old Dominion Freight Line, Inc.	6,660	1,340,791
Southwest Airlines Co.	22,587	690,710
Uber Technologies, Inc. (a)	78,471	5,653,835
Union Pacific Corp.	22,754	5,280,521
United Airlines Holdings, Inc. (a)	11,860	928,164
United Parcel Service, Inc., Cl. B	27,360	3,667,882
		27,403,538
Utilities — 2.5%
Alliant Energy Corp.	10,020	601,200
Ameren Corp.	9,762	850,368
American Electric Power Co., Inc.	19,767	1,951,991
American Water Works Co., Inc.	7,425	1,025,467
Atmos Energy Corp.	5,579	774,254
CenterPoint Energy, Inc.	24,622	727,088
CMS Energy Corp.	11,046	768,912
Consolidated Edison, Inc.	13,212	1,343,396
Constellation Energy Corp.	11,644	3,061,906
Dominion Energy, Inc.	31,029	1,847,156
DTE Energy Co.	7,564	939,600
Duke Energy Corp.	28,835	3,323,811
Edison International	14,486	1,193,646
Entergy Corp.	8,159	1,262,850
Evergy, Inc.	8,531	515,614
Eversource Energy	13,570	893,585
Exelon Corp.	37,464	1,472,335
FirstEnergy Corp.	19,439	813,133
NextEra Energy, Inc.	76,738	6,081,487
NiSource, Inc.	16,369	575,534
13

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Utilities — 2.5% (continued)
NRG Energy, Inc.	7,847	709,369
PG&E Corp.	81,063	1,639,094
Pinnacle West Capital Corp.	4,549	399,448
PPL Corp.	27,579	897,972
Public Service Enterprise Group, Inc.	18,535	1,657,214
Sempra	23,495	1,958,778
The AES Corp.	25,737	424,403
The Southern Company	40,840	3,717,665
Vistra Corp.	12,409	1,550,629
WEC Energy Group, Inc.	11,606	1,108,721
Xcel Energy, Inc.	20,746	1,386,040
		45,472,666
Total Common Stocks (cost $355,131,875)		1,801,478,387

	1-Day Yield (%)
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $10,673,495)	4.95	10,673,495	10,673,495
Total Investments (cost $365,805,370)		100.1%	1,812,151,882
Liabilities, Less Cash and Receivables		(0.1%)	(1,055,282)
Net Assets		100.0%	1,811,096,600

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2023	Purchases ($)†	Sales ($)	Value ($) 10/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .6%	9,789,099	481,493,364	(480,608,968)	10,673,495	891,739
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	589,909	5,540,456	(6,130,365)	-	16,138††
Total - .6%	10,379,008	487,033,820	(486,739,333)	10,673,495	907,877

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

14

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor’s 500 E-Mini	41	12/20/2024	11,813,845	11,763,925	(49,920)

Gross Unrealized Depreciation	(49,920)
See notes to financial statements.
15

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	355,131,875	1,801,478,387
Affiliated issuers	10,673,495	10,673,495
Cash collateral held by broker—Note 4		694,000
Dividends receivable		1,034,627
Receivable for shares of Common Stock subscribed		304,069
Prepaid expenses		1,183
		1,814,185,761
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc.—Note 3(b)		295,075
Payable for shares of Common Stock redeemed		2,534,814
Payable for futures variation margin—Note 4		240,088
Directors’ fees and expenses payable		19,184
		3,089,161
Net Assets ($)		1,811,096,600
Composition of Net Assets ($):
Paid-in capital		(17,252,285)
Total distributable earnings (loss)		1,828,348,885
Net Assets ($)		1,811,096,600
Shares Outstanding
(150 million shares of $.001 par value Common Stock authorized)		28,919,232
Net Asset Value Per Share ($)		62.63
See notes to financial statements.
16

STATEMENT OF OPERATIONS
Year Ended October 31, 2024

Investment Income ($):
Income:
Cash dividends (net of $6,603 foreign taxes withheld at source):
Unaffiliated issuers	26,583,540
Affiliated issuers	891,739
Interest	20,035
Income from securities lending—Note 1(c)	16,138
Total Income	27,511,452
Expenses:
Management fee—Note 3(a)	3,664,678
Directors’ fees—Notes 3(a) and 3(c)	225,600
Loan commitment fees—Note 2	45,011
Interest expense—Note 2	13,542
Total Expenses	3,948,831
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(225,600)
Net Expenses	3,723,231
Net Investment Income	23,788,221
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	441,724,948
Net realized gain (loss) on futures	4,797,042
Net Realized Gain (Loss)	446,521,990
Net change in unrealized appreciation (depreciation) on investments	120,408,623
Net change in unrealized appreciation (depreciation) on futures	27,862
Net Change in Unrealized Appreciation (Depreciation)	120,436,485
Net Realized and Unrealized Gain (Loss) on Investments	566,958,475
Net Increase in Net Assets Resulting from Operations	590,746,696
See notes to financial statements.
17

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
Operations ($):
Net investment income	23,788,221	30,669,871
Net realized gain (loss) on investments	446,521,990	471,438,127
Net change in unrealized appreciation (depreciation) on investments	120,436,485	(300,741,416)
Net Increase (Decrease) in Net Assets Resulting from Operations	590,746,696	201,366,582
Distributions ($):
Distributions to shareholders	(423,200,340)	(336,015,663)
Capital Stock Transactions ($):
Net proceeds from shares sold	103,935,582	95,400,842
Distributions reinvested	337,164,778	256,182,800
Cost of shares redeemed	(601,553,336)	(714,141,533)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(160,452,976)	(362,557,891)
Total Increase (Decrease) in Net Assets	7,093,380	(497,206,972)
Net Assets ($):
Beginning of Period	1,804,003,220	2,301,210,192
End of Period	1,811,096,600	1,804,003,220
Capital Share Transactions (Shares):
Shares sold	1,801,707	1,637,349
Shares issued for distributions reinvested	6,464,382	4,828,422
Shares redeemed	(10,428,670)	(12,175,689)
Net Increase (Decrease) in Shares Outstanding	(2,162,581)	(5,709,918)
See notes to financial statements.
18

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	58.04	62.55	83.14	60.98	58.54
Investment Operations:
Net investment income(a)	.76	.88	.93	.94	1.00
Net realized and unrealized gain (loss) on investments	18.10	4.28	(11.62)	24.32	4.45
Total from Investment Operations	18.86	5.16	(10.69)	25.26	5.45
Distributions:
Dividends from net investment income	(.84 )	(.92 )	(.98 )	(.97 )	(1.03)
Dividends from net realized gain on investments	(13.43)	(8.75)	(8.92)	(2.13)	(1.98)
Total Distributions	(14.27)	(9.67)	(9.90)	(3.10)	(3.01)
Net asset value, end of period	62.63	58.04	62.55	83.14	60.98
Total Return (%)	37.72	9.87	(14.78)	42.64	9.51
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.22	.22	.23	.21	.21
Ratio of net expenses to average net assets	.20	.21	.22	.20	.20
Ratio of net investment income to average net assets	1.30	1.50	1.34	1.27	1.70
Portfolio Turnover Rate	2.44	1.85	1.84	3.27	2.56
Net Assets, end of period ($ x 1,000)	1,811,097	1,804,003	2,301,210	3,274,123	2,766,097

(a)	Based on average shares outstanding.
See notes to financial statements.
19

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Institutional S&P 500 Stock Index Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds IV, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to match the total return of the S&P 500® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Service Plan fees. Class I shares are offered without a front-end sales charge or a contingent deferred sales charge.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to the series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
20

NOTES TO FINANCIAL STATEMENTS (continued)
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of October 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,801,478,387	—	—	1,801,478,387
Investment Companies	10,673,495	—	—	10,673,495
Liabilities ($)
Other Financial Instruments:
Futures††	(49,920)	—	—	(49,920)

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower
21

NOTES TO FINANCIAL STATEMENTS (continued)
default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2024, BNY earned $2,200 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2024, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders:  Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $8,372,784, undistributed capital gains $376,749,474 and unrealized appreciation $1,443,226,627.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows: ordinary income $25,499,781 and $32,013,213, and long-term capital gains $397,700,559 and $304,002,450, respectively.
During the period ended October 31, 2024, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $66,684,867 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit
22

NOTES TO FINANCIAL STATEMENTS (continued)
Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended October 31, 2024, the fund was charged $13,542 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended October 31, 2024 was approximately $211,475 with a related weighted average annualized interest rate of 6.40%. As of October 31, 2024, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the Adviser provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services the fund. The Adviser also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Adviser a fee, calculated daily and paid monthly, at an annual rate of .20% of the value of the fund’s average daily net assets. The Adviser has agreed in its management agreement with the fund to: (1) pay all of the fund’s direct expenses, except management fees and certain other expenses, including the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund’s allocable portion of the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended October 31, 2024, fees reimbursed by the Adviser amounted to $225,600.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc.” in the Statement of Assets and Liabilities consist of: Management fee of $313,675, which are offset against an expense reimbursement currently in effect in the amount of $18,600.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended October 31, 2024, amounted to $43,976,767 and $594,692,079, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended October 31, 2024 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2024 are set forth in the Statement of Investments.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
23

NOTES TO FINANCIAL STATEMENTS (continued)
Fair value of derivative instruments as of October 31, 2024 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	-	Equity Risk	(49,920) (1)
Gross fair value of derivative contracts	-		(49,920)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2024 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	4,797,042	4,797,042
Total	4,797,042	4,797,042

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	27,862	27,862
Total	27,862	27,862

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended October 31, 2024:
Average Market Value ($)
Futures:
Equity Futures Long	18,757,181
At October 31, 2024, the cost of investments for federal income tax purposes was $368,925,255; accordingly, accumulated net unrealized appreciation on investments was $1,443,226,627, consisting of $1,460,901,281 gross unrealized appreciation and $17,674,654 gross unrealized depreciation.
24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon Institutional S&P 500 Stock Index Fund and Board of Directors of BNY Mellon Investment Funds IV, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Institutional S&P 500 Stock Index Fund (the Fund), a series of BNY Mellon Investment Funds IV, Inc., including the statement of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
December 20, 2024
25

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund reports the maximum amount allowable, but not less than $25,065,549 as ordinary income dividends paid during the year ended October 31, 2024 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than 95.63% of ordinary income dividends paid during the year ended October 31, 2024 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns. The fund also hereby reports the maximum amount allowable but not less than $13.4322 per share as a long-term capital gain distribution paid on December 21, 2023 in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.
26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
27

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
28

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.
29

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
30

© 2024 BNY Mellon Securities Corporation
Code-0713NCSRAR1024

BNY Mellon Tax Managed Growth Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2024

Class	Ticker
A	DTMGX
C	DPTAX
I	DPTRX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Tax Managed Growth Fund
Statement of Investments
October 31, 2024

Description	Shares	Value ($)
Common Stocks — 99.3%
Capital Goods — 2.5%
BAE Systems PLC, ADR (a)	40,725	2,624,726
Deere & Co.	750	303,518
Otis Worldwide Corp.	6,250	613,750
		3,541,994
Commercial & Professional Services — 1.7%
Automatic Data Processing, Inc.	4,735	1,369,551
Verisk Analytics, Inc.	3,400	934,048
		2,303,599
Consumer Discretionary Distribution & Retail — 6.8%
Amazon.com, Inc. (b)	42,565	7,934,116
The Home Depot, Inc.	4,180	1,645,875
		9,579,991
Consumer Durables & Apparel — 1.7%
LVMH Moet Hennessy Louis Vuitton SE, ADR (a)	8,900	1,180,051
NIKE, Inc., Cl. B	15,280	1,178,546
		2,358,597
Consumer Services — 3.2%
Marriott International, Inc., Cl. A	5,820	1,513,317
McDonald’s Corp.	10,300	3,008,733
		4,522,050
Energy — 4.7%
Chevron Corp.	24,220	3,604,421
EOG Resources, Inc.	5,975	728,711
Exxon Mobil Corp.	19,485	2,275,458
		6,608,590
Financial Services — 13.8%
BlackRock, Inc.	4,475	4,390,109
CME Group, Inc.	6,900	1,554,984
Intercontinental Exchange, Inc.	16,470	2,567,179
Mastercard, Inc., Cl. A	4,015	2,005,854
S&P Global, Inc.	4,960	2,382,586
Visa, Inc., Cl. A	22,310	6,466,553
		19,367,265
Food, Beverage & Tobacco — 2.7%
PepsiCo, Inc.	12,265	2,036,971
The Coca-Cola Company	27,565	1,800,270
		3,837,241
Health Care Equipment & Services — 7.1%
Abbott Laboratories	18,540	2,101,880
Intuitive Surgical, Inc. (b)	5,440	2,740,890
UnitedHealth Group, Inc.	9,210	5,199,045
		10,041,815
Household & Personal Products — .7%
The Procter & Gamble Company	5,940	981,169
Insurance — 2.3%
The Progressive Corp.	13,460	3,268,492
Materials — 1.2%
The Sherwin-Williams Company	4,770	1,711,333
3

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Media & Entertainment — 4.4%
Alphabet, Inc., Cl. C	35,925	6,203,888
Pharmaceuticals, Biotechnology & Life Sciences — 7.0%
AstraZeneca PLC, ADR	15,000	1,067,250
Eli Lilly & Co.	1,600	1,327,584
Novo Nordisk A/S, ADR	56,035	6,273,118
Zoetis, Inc.	6,915	1,236,264
		9,904,216
Real Estate Management & Development — .9%
CoStar Group, Inc. (b)	17,950	1,306,581
Semiconductors & Semiconductor Equipment — 12.6%
ASML Holding NV	7,090	4,768,379
NVIDIA Corp.	37,000	4,912,120
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,475	2,567,527
Texas Instruments, Inc.	26,800	5,444,688
		17,692,714
Software & Services — 14.6%
Adobe, Inc. (b)	3,615	1,728,259
Gartner, Inc. (b)	1,825	917,063
Intuit, Inc.	4,470	2,728,041
Microsoft Corp.	30,710	12,479,008
ServiceNow, Inc. (b)	2,800	2,612,372
		20,464,743
Technology Hardware & Equipment — 8.2%
Apple, Inc.	51,175	11,560,944
Transportation — 3.2%
Canadian Pacific Kansas City Ltd.	23,015	1,775,837
Old Dominion Freight Line, Inc.	4,800	966,336
Union Pacific Corp.	7,480	1,735,884
		4,478,057
Total Common Stocks (cost $53,143,952)		139,733,279

	1-Day Yield (%)
Investment Companies — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $1,059,523)	4.95	1,059,523	1,059,523
Investment of Cash Collateral for Securities Loaned — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $1,210,985)	4.95	1,210,985	1,210,985
Total Investments (cost $55,414,460)		100.9%	142,003,787
Liabilities, Less Cash and Receivables		(0.9%)	(1,233,647)
Net Assets		100.0%	140,770,140

ADR—American Depositary Receipt

4

(a)
Security, or portion thereof, on loan. At October 31, 2024, the value of the fund’s securities on loan was $1,173,237 and the value of the collateral was
$1,210,985, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2023	Purchases ($)†	Sales ($)	Value ($) 10/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	971,309	11,757,429	(11,669,215)	1,059,523	49,330
Investment of Cash Collateral for Securities Loaned - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .9%	989,081	13,708,988	(13,487,084)	1,210,985	18,291††
Total - 1.6%	1,960,390	25,466,417	(25,156,299)	2,270,508	67,621

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,173,237)—Note 1(c):
Unaffiliated issuers	53,143,952	139,733,279
Affiliated issuers	2,270,508	2,270,508
Dividends and securities lending income receivable		99,794
Tax reclaim receivable—Note 1(b)		46,301
Receivable for shares of Common Stock subscribed		25,646
		142,175,528
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		115,595
Liability for securities on loan—Note 1(c)		1,210,985
Payable for shares of Common Stock redeemed		74,942
Directors’ fees and expenses payable		3,866
		1,405,388
Net Assets ($)		140,770,140
Composition of Net Assets ($):
Paid-in capital		36,014,555
Total distributable earnings (loss)		104,755,585
Net Assets ($)		140,770,140

Net Asset Value Per Share	Class A	Class C	Class I
Net Assets ($)	107,664,217	3,018,964	30,086,959
Shares Outstanding	2,597,820	81,974	721,458
Net Asset Value Per Share ($)	41.44	36.83	41.70
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Year Ended October 31, 2024

Investment Income ($):
Income:
Cash dividends (net of $36,321 foreign taxes withheld at source):
Unaffiliated issuers	1,806,833
Affiliated issuers	49,330
Income from securities lending—Note 1(c)	18,291
Total Income	1,874,454
Expenses:
Management fee—Note 3(a)	1,318,902
Distribution/Service Plan fees—Note 3(b)	295,320
Directors’ fees—Notes 3(a) and 3(c)	18,300
Loan commitment fees—Note 2	3,338
Total Expenses	1,635,860
Less—reduction in expenses due to undertaking—Note 3(a)	(106,178)
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(18,300)
Net Expenses	1,511,382
Net Investment Income	363,072
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	18,777,927
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	9,521,872
Net Realized and Unrealized Gain (Loss) on Investments	28,299,799
Net Increase in Net Assets Resulting from Operations	28,662,871
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
Operations ($):
Net investment income	363,072	574,372
Net realized gain (loss) on investments	18,777,927	8,599,447
Net change in unrealized appreciation (depreciation) on investments	9,521,872	3,774,436
Net Increase (Decrease) in Net Assets Resulting from Operations	28,662,871	12,948,255
Distributions ($):
Distributions to shareholders:
Class A	(6,824,327)	(7,396,338)
Class C	(225,471)	(312,716)
Class I	(1,981,880)	(1,806,178)
Total Distributions	(9,031,678)	(9,515,232)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,476,112	1,796,999
Class C	294,448	21,008
Class I	1,986,252	10,659,858
Distributions reinvested:
Class A	5,851,618	6,384,796
Class C	225,471	312,716
Class I	1,920,003	1,739,982
Cost of shares redeemed:
Class A	(8,155,093)	(15,474,246)
Class C	(790,024)	(1,573,731)
Class I	(5,672,035)	(7,061,249)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(2,863,248)	(3,193,867)
Total Increase (Decrease) in Net Assets	16,767,945	239,156
Net Assets ($):
Beginning of Period	124,002,195	123,763,039
End of Period	140,770,140	124,002,195
8

	Year Ended October 31,
	2024	2023
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	38,569	51,138
Shares issued for distributions reinvested	162,169	188,675
Shares redeemed	(208,100)	(437,488)
Net Increase (Decrease) in Shares Outstanding	(7,362)	(197,675)
Class C(a)
Shares sold	8,069	668
Shares issued for distributions reinvested	7,002	10,250
Shares redeemed	(22,557)	(48,739)
Net Increase (Decrease) in Shares Outstanding	(7,486)	(37,821)
Class I(b)
Shares sold	50,074	298,541
Shares issued for distributions reinvested	52,819	51,067
Shares redeemed	(143,743)	(197,891)
Net Increase (Decrease) in Shares Outstanding	(40,850)	151,717

(a)
During the period ended October 31, 2024, 1,791 Class C shares representing $62,756 were automatically converted to 1,596 Class A shares and during the period ended October 31, 2023, 1,336 Class C shares representing $44,297 were automatically converted to 1,205 Class A shares.

(b)	During the period ended October 31, 2023, 310 Class A shares representing $11,219 were exchanged for 308 Class I shares.
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended October 31,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	35.92	35.03	44.49	33.79	30.45
Investment Operations:
Net investment income(a)	.09	.15	.08	.05	.18
Net realized and unrealized gain (loss) on investments	8.07	3.42	(7.80)	12.99	4.72
Total from Investment Operations	8.16	3.57	(7.72)	13.04	4.90
Distributions:
Dividends from net investment income	(.11 )	(.14 )	(.02 )	(.06 )	(.22 )
Dividends from net realized gain on investments	(2.53)	(2.54)	(1.72)	(2.28)	(1.34)
Total Distributions	(2.64)	(2.68)	(1.74)	(2.34)	(1.56)
Net asset value, end of period	41.44	35.92	35.03	44.49	33.79
Total Return (%)(b)	23.84	10.66	(18.09)	40.40	16.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.22	1.22	1.21	1.21	1.21
Ratio of net expenses to average net assets	1.12	1.20	1.20	1.20	1.20
Ratio of net investment income to average net assets	.23	.42	.21	.12	.56
Portfolio Turnover Rate	14.92	1.73	7.55	4.27	9.68
Net Assets, end of period ($ x 1,000)	107,664	93,569	98,196	128,512	90,470

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.
10

	Year Ended October 31,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	32.31	31.86	40.89	31.39	28.42
Investment Operations:
Net investment (loss)(a)	(.18 )	(.10 )	(.20 )	(.19 )	(.05 )
Net realized and unrealized gain (loss) on investments	7.23	3.09	7.11	11.97	4.39
Total from Investment Operations	7.05	2.99	7.31	11.78	4.34
Distributions:
Dividends from net investment income	-	-	-	-	(.03 )
Dividends from net realized gain on investments	(2.53)	(2.54)	(1.72)	(2.28)	(1.34)
Total Distributions	(2.53)	(2.54)	(1.72)	(2.28)	(1.37)
Net asset value, end of period	36.83	32.31	31.86	40.89	31.39
Total Return (%)(b)	22.94	9.83	(18.70)	39.37	15.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.97	1.97	1.96	1.96	1.96
Ratio of net expenses to average net assets	1.86	1.95	1.95	1.95	1.95
Ratio of net investment (loss) to average net assets	(.51 )	(.32 )	(.56 )	(.55 )	(.17 )
Portfolio Turnover Rate	14.92	1.73	7.55	4.27	9.68
Net Assets, end of period ($ x 1,000)	3,019	2,890	4,056	5,963	11,043

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	36.13	35.23	44.65	33.90	30.55
Investment Operations:
Net investment income(a)	.19	.24	.18	.14	.26
Net realized and unrealized gain (loss) on investments	8.12	3.43	(7.84)	13.04	4.73
Total from Investment Operations	8.31	3.67	(7.66)	13.18	4.99
Distributions:
Dividends from net investment income	(.21 )	(.23 )	(.04 )	(.15 )	(.30 )
Dividends from net realized gain on investments	(2.53)	(2.54)	(1.72)	(2.28)	(1.34)
Total Distributions	(2.74)	(2.77)	(1.76)	(2.43)	(1.64)
Net asset value, end of period	41.70	36.13	35.23	44.65	33.90
Total Return (%)	24.12	10.95	(17.90)	40.76	17.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.97	.97	.96	.96	.96
Ratio of net expenses to average net assets	.88	.95	.95	.95	.95
Ratio of net investment income to average net assets	.47	.67	.46	.36	.81
Portfolio Turnover Rate	14.92	1.73	7.55	4.27	9.68
Net Assets, end of period ($ x 1,000)	30,087	27,543	21,512	25,691	16,013

(a)	Based on average shares outstanding.
See notes to financial statements.
12

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Tax Managed Growth Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds IV, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek long-term capital appreciation consistent with minimizing realized capital gains. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Fayez Sarofim & Co., LLC (the “Sub-Adviser”), serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Class A (300 million shares authorized), Class C (100 million shares authorized) and Class I (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Service Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Service Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to the series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
13

NOTES TO FINANCIAL STATEMENTS (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of October 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	139,733,279	—	—	139,733,279
Investment Companies	2,270,508	—	—	2,270,508

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
14

NOTES TO FINANCIAL STATEMENTS (continued)
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2024, BNY earned $2,487 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Securities Lending	1,173,237	-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	1,173,237	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(1,173,237)†	-
Net amount	-	-

†
The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement.
In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include
15

NOTES TO FINANCIAL STATEMENTS (continued)
exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
(f) Dividends and distributions to shareholders:  Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $184,897, undistributed capital gains $17,982,392 and unrealized appreciation $86,588,296.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows: ordinary income $435,166 and $544,978, and long-term capital gains $8,596,513 and $8,970,254, respectively.
During the period ended October 31, 2024, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $794,192 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2024, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment management agreement with the Adviser, the Adviser provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services the fund. The Adviser also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Adviser a fee, calculated daily and paid monthly, at an annual rate of .95% of the value of the fund’s average daily net assets. The Adviser has agreed in its investment management agreement with the fund to: (1) pay all of the fund’s direct expenses, except management fees, Rule 12b-1 Distribution/Service Plan fees and certain other expenses, including the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund’s allocable portion of the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended October 31, 2024, fees reimbursed by the Adviser amounted to $18,300.
16

NOTES TO FINANCIAL STATEMENTS (continued)
The Adviser had contractually agreed, from March 1, 2024 through March 1, 2025, to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the funds average daily net assets. On or after March 1, 2025, the Adviser may terminate this waiver agreement at any time.The reduction in expenses, pursuant to the undertaking, amounted to $94,763 during the period ended October 31, 2024.
Effective October 18, 2024, the Adviser has agreed to waive receipt of the fund’s 12b-1 Distribution/Service Plan fee of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $11,415 during the period ended October 31, 2024.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .2175% of the value of the fund’s average daily net assets.
During the period ended October 31, 2024, the Distributor retained $1,100 from commissions earned on sales of the fund’s Class A shares and $94 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares pay annually up to .25% of the value of its average daily net assets to compensate the Distributor and its affiliates for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. The Distributor may compensate Service Agents in respect of distribution related services with regard to the fund and/or shareholder services to the Service Agents’ clients that hold Class A shares. Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets of Class C shares. The Distributor may pay one or more Service Agents for distribution related services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares, a fee at an annual rate of .25% of the value of the average daily net assets of Class C shares. Services include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and providing services related to the maintenance of shareholder accounts. The Distributor may make payments to certain Service Agents in respect of these services. During the period ended October 31, 2024, Class A and Class C shares were charged $264,623 and $23,023, respectively, pursuant to their Distribution Plans. During the period ended October 31, 2024, Class C shares were charged $7,674 pursuant to the Service Plan.
Under its terms, the Distribution Plan and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Service Plan.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $116,022, Distribution Plan fees of $25,317, Services Plan fees of $658, which are offset against an expense reimbursement currently in effect in the amount of $26,402.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2024, amounted to $20,455,311 and $32,047,474, respectively.
At October 31, 2024, the cost of investments for federal income tax purposes was $55,415,377; accordingly, accumulated net unrealized appreciation on investments was $86,588,410, consisting of $87,252,797 gross unrealized appreciation and $664,387 gross unrealized depreciation.
NOTE 5—
Plan of Reorganization:
The Board  has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Company, on behalf of the fund and BNY Mellon ETF Trust II, on behalf of BNY Mellon Concentrated Growth ETF (the “Acquiring ETF”). If approved by fund shareholders, the fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by fund
17

NOTES TO FINANCIAL STATEMENTS (continued)
shareholders, the fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the fund’s liabilities (the “Reorganization”).
It is currently contemplated that shareholders of the fund as of October 18, 2024 (the “Record Date”) will be asked to approve the Agreement on behalf of the fund at a special meeting of shareholders to be held on or about January 15, 2025. If the Agreement is approved, the Reorganization will be consummated on or about the close of business on March 28, 2025 (the “Closing Date”).
In addition, effective October 18, 2024, (i) CDSC applicable to Class C shares (and Class A shares, if applicable) of the fund is no longer imposed on redemptions made by shareholders of the fund before the Reorganization or in connection with the Reorganization, (ii) the applicable front-end sales load is no longer imposed on investments in the fund’s Class A shares, and (iii) any letters of intent are closed out.
18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon Tax Managed Growth Fund and Board of Directors of BNY Mellon Investment Funds IV, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Tax Managed Growth Fund (the Fund), a series of BNY Mellon Investment Funds IV, Inc., including the statement of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Emphasis of Matter
As discussed in Note 5 to the financial statements, The Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Company, on behalf of the fund and BNY Mellon ETF Trust II, on behalf of BNY Mellon Concentrated Growth ETF (the “Acquiring ETF”). If the Agreement is approved, the Reorganization will be consummated on or about the close of business on March 28, 2025 (the “Closing Date”). Our opinion is not modified with respect to this matter.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
December 20, 2024
19

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund reports the maximum amount allowable, but not less than $435,166 as ordinary income dividends paid during the year ended October 31, 2024 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than 100.00% of ordinary income dividends paid during the year ended October 31, 2024 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns. The fund also hereby reports $2.5280 per share as a long-term capital gain distribution paid on December 7, 2023.
20

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
21

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
22

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.
23

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
24

© 2024 BNY Mellon Securities Corporation
Code-0149NCSRAR1024

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds IV, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 20, 2024

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: December 19, 2024

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)